UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, California 92130
(Address of principal executive offices) (Zip code)

Debra McGinty-Poteet, President
Brandes Investment Trust
11988 El Camino Real, Suite 500
San Diego, California 92130
(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 755-0239

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2008

Item 1. Proxy Voting Record.

Investment Company Report

MARKS & SPENCER GROUP P L C
Security	G5824M107			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	10-Jul-2007
ISIN	GB0031274896			Agenda		701300244 - Management
Item	Proposal			Type	Vote	For/Against Management
1.	Receive the report of the Directors and the financial statements for the 52 weeks ended 31 MAR 2007, together with the report of the Auditors			Management	For	For
2.	Approve the remuneration report			Management	For	For
3.	Declare a final dividend on the ordinary shares			Management	For	For
4.	Elect Mr. Martha Lane Fox as a Director			Management	For	For
5.	Re-elect Mr. Ian Dyson as a Director			Management	For	For
6.	Re-elect Mr. Steven Holliday as a Director			Management	For	For
7.	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company, until the conclusion of the next general meeting at which accounts are laid before the Company			Management	For	For
8.	Authorize the Audit Committee to determine the remuneration of the Auditors' on behalf of the Board			Management	For	For
9.
Approve to renew the authority conferred to the Directors by
Article10 of the Company's Articles of Association, to allot relevant securities up to an aggregate nominal amount [the Section 80 amount] of GBP 141,715,176; and [authority expires the earlier of the conclusion of the AGM of the Company in 2008 or on 09 OCT
2008]
				Management	For	For
S.10
Approve to renew the authority conferred to the Directors by
Article10 of the Company's Articles of the Association, to allot equity securities wholly for cash in connection with a rights issue and up to an aggregate nominal amount [the Section 89 amount]
of GBP 21,257,276; and [authority expires the earlier of the conclusion of the AGM in 2008 or on 09 OCT 2008]
				Management	For	For
S.11
Authorize the Company to make market purchases [Section 163
of the Companies Act 1985] of up to 170 million ordinary shares of
25p each, at a pay of 25p for each ordinary shares and not more than 105% of the average middle market price for such shares according to the Daily Official List of the London Stock Exchange,
for the 5 business days; [Authority expires the earlier of the conclusion of the AGM of the Company in 2008 or 09 OCT 2008];
and the Company, before the expiry, may make purchase ordinary shares which will or may be executed wholly or partly after such expiry
				Management	For	For
S.12	Amend the Articles of Associations of the Company [including Electronic Communication] as specified			Management	For	For
13.
Approve the Marks and Spencer Group Sharesave Plan 2007
[The Plan] the principle terms as specified and authorize the
Directors to make such modification to the Plan as they may
consider appropriate to take account of the requirements of the
HM Revenue & Customs, the UK Listing authority and best
practice and adopt the Plan as so modified and to do all such acts and things as they may consider appropriate to implement the
Plan
				Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
000000005909		61C	1402419	0	15-Jul-2008

BT GROUP PLC, LONDON
Security	G16612106			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	19-Jul-2007
ISIN	GB0030913577			Agenda		701275528 - Management
Item	Proposal			Type	Vote	For/Against Management
1.	Receive the financial statements and the Statutory reports			Management	For	For
2.	Approve the remuneration report			Management	Abstain	Against
3.	Approve the final dividend of 10 pence per share			Management	For	For
4.	Re-elect Sir Christopher Bland as a Director			Management	For	For
5.	Re-elect Mr. Andy Green as a Director			Management	For	For
6.	Re-elect Mr. Ian Livingston as a Director			Management	For	For
7.	Re-elect Mr. John Nelson as a Director			Management	For	For
8.	Elect Mr. Deborah Lathen as a Director			Management	For	For
9.	Elect Mr. Francois Barrault as a Director			Management	For	For
10.	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company			Management	For	For
11.	Authorize the Board to fix the remuneration of the Auditors			Management	For	For
12.	Grant authority to issue equity or equity linked secuirities with pre- emptive rights up to an aggregate nominal amount of GBP 136,000,000			Management	For	For
S.13	Grant authority to issue equity or equity-linked secqurities without pre-emptive rightsup to an aggregate nominal amount of GBP 21,000,000 shares for market purchase			Management	For	For
S.14	Grant authority to make marker purchases of 827,000,000 shares			Management	For	For
S.15	Authorize the Company to communicate with shareholders by making documents and information available on a Website			Management	For	For
16.	Authorize British Telecommunications Plc to make EU Political Organization Donations up to GBP 100,000			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
05909		PEC	1972398	0	15-Jul-2008

INTESA SANPAOLO SPA, TORINO
Security	T55067101			Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date	02-Oct-2007
ISIN	IT0000072618			Agenda		701343294 - Management
Item	Proposal			Type	Vote	For/Against Management

PLEASE NOTE THAT THE MEETING TO BE HELD ON 28 SEP
2007 HAS BEEN POSTPONED TO 0-2 OCT 2007. PLEASE
ALSO NOTE THE NEW CUTOFF DATE 26 SEP 2007. IF YOU
HAVE ALRE-ADY SENT YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM UNLESS YOU DECIDE TO-
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
1.	Grant authority to purchase and dispose own shares			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
05909		PEC	1652950	0	15-Jul-2008

TELECOM CORPORATION OF NEW ZEALAND LTD
Security	Q89499109			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	04-Oct-2007
ISIN	NZTELE0001S4			Agenda		701355580 - Management
Item	Proposal			Type	Vote	For/Against Management
1.	Authorize the Directors to fix the Auditors remuneration			Management	For	For
2.	Re-elect Mr. W. Boyd as a Director			Management	For	For
3.	Re-elect Mr. M. Tyler as a Director			Management	For	For
4.	Re-elect Mr. R. Spithill as a Director			Management	For	For
5.	Re-elect Mr. M. Horn as a Director			Management	For	For
6.
Amend the constitution of the Company by inserting Clause below for the period until 01 JUL 2010: a Managing Director of the
Company who is resident in New Zealand and not a New Zealand citizen shall not be counted for the purposes of the calculations in
Clause 67
				Management	For	For
7.	Elect Mr. P. Reynolds as a Director			Management	For	For
8.	Approve to issue Mr. P. Reynolds upto 7,50,000 ordinary shares during period to 03 OCT 2010 under Performance Incentive Scheme			Management	For	For
9.	Approve to issue Mr. P. Reynolds upto 17,50,000 rights under Performance Incentive Scheme			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
05909		PEC	1703657	0	15-Jul-2008

BRITISH SKY BROADCASTING GROUP PLC
Security	G15632105			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	02-Nov-2007
ISIN	GB0001411924			Agenda		701375051 - Management
Item	Proposal			Type	Vote	For/Against Management
1.	Receive the financial statements for the YE 30 JUN 2007, together with the report of the Directors and the Auditors thereon			Management	For	For
2.	Declare a final dividend for the YE 30 JUN 2007			Management	For	For
3.	Re-appoint Mr. Jeremy Darroch as a Director			Management	For	For
4.	Re-appoint Mr. Andrew Higginson as a Director			Management	For	For
5.	Re-appoint Ms. Gail Rebuck as a Director			Management	For	For
6.	Re-appoint Lord Rothschild as a Director			Management	For	For
7.	Re-appoint Mr. David F. DeVoe as a Director			Management	For	For
8.	Re-appoint Mr. Rupert Murdoch as a Director			Management	For	For
9.	Re-appoint Mr. Arthur Siskind as a Director			Management	For	For
10.	Re-appoint Deloitte & Touche LLP as the Auditors and authorize the Directors to agree their remuneration			Management	For	For
11.	Approve the report on Directors' remuneration for the YE 30 JUN 2007			Management	For	For
12.
Authorize the Company and all Companies that are subsidiaries of the Company at the time at which this resolution is passed or at any time during the period for which this resolution has effect, in accordance with Sections 366 and 367 of the Companies Act
2006 [the 2006 Act] to: a) make political donations to political parties or independent election candidates, as defined in Sections
363 and 364 of the 2006 Act, not exceeding GBP 100,000 in total;
b) make political donations to political organizations other than political parties, as defined in Sections 363 and 364 of the 2006
Act, not exceeding GBP 100,000 in total; and c) incur political expenditure, as defined in Section 365 of the 2006 Act, not
exceeding GBP 100,000 in total; [Authority expires the earlier of the conclusion of the AGM of the Company in 2008 or 31 DEC
2008]; provided that the authorized sum referred to in Paragraphs
(a), (b) and (c) above may be comprised of one or more amounts in different currencies which, for the purposes of calculatin
				Management	For	For
13.
Authorize the Directors, pursuant to an din accordance with
Section 80 of the Companies Act 1985 as amended [the 1985
Act], to allot relevant securities up to an maximum nominal
amount of GBP 289,000,000 [33% of the nominal issued ordinary share capital of the Company]; [Authority expires at the conclusion of the AGM of the Company next year]; and the Directors may
allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such
expiry
				Management	For	For
S.14
Authorize the Directors, subject to the passing of Resolution 13 and pursuant to Section 95 of the 1985 Act, to allot equity
securities [Section 94 of the 1985 Act] for cash pursuant to the authority conferred by Resolution 13, disapplying the statutory pre-emption rights [Section 89(1)], provided that this power is limited to the allotment of equity securities: a) in connection with a rights issue; b) up to an aggregate nominal amount of GBP
43,500,000 [5% of the nominal issued share capital of the
Company]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
				Management	For	For

S.15
Approve and adopt the Articles of Association of the Company, as specified, as the new Articles of Association of the Company in
substitution for, and to the exclusion of, the existing Articles of
Association, with effect from the conclusion of the 2007 AGM
				Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	802600	0	24-Oct-2007	24-Oct-2007

AKZO NOBEL N V
Security	N01803100			Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date	05-Nov-2007
ISIN	NL0000009132			Agenda		701376700 - Management
Item	Proposal			Type	Vote	For/Against Management
1.	Opening			Non-Voting
2.	Approve, in accordance with the provisions of Section 107a of Book 2 of the Dutch Civil Code, the acquisition of Imperial Chemical Industries PLC, as specified			Management	Against	Against
3.	Closing			Non-Voting
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	224600	0	23-Oct-2007	23-Oct-2007

NATIXIS, PARIS
Security	F6483L100			Meeting Type	MIX
Ticker Symbol				Meeting Date	20-Dec-2007
ISIN	FR0000120685			Agenda		701411693 - Management
Item	Proposal			Type	Vote	For/Against Management

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
e.1
Approve to review the Merger Agreement of Ixis CIB into Natixis agreed upon pursuant to a Merger Agreement signed on 28 SEP
2007, providing for the contributions by the Company pursuant to a merger of all of its assets, with the corresponding taking-over of all its liabilities; all the provisions of this Merger Agreement; and
since Natixis Company owns the totality of the shares making up the Company's capital, there shall be no capital increase as a result of the merger, and that consequently, the shares of the acquired Company shall be cancelled and further states that the said amalgamation-merger shall not require to be approved by the shareholders' extraordinary shareholders' meeting of the acquired
Company, and that this Company shall be dissolved without any liquidation
				Management	For	For
e.2
Approve the merger which has been carried-out and the
amalgamation-merger of Ixis CIB shall be final and that the said company shall be dissolved without liquidation at the closing of the present meeting
				Management	For	For
e.3	Amend Article Number 16.2 of the By-Laws			Management	For	For
e.4	Amend Article Number 17.2-B of the By-Laws			Management	For	For
e.5	Amend Article Number 14 of the By-Laws			Management	For	For
e.6	Amend Article Number 23-2 of the By-Laws			Management	For	For
o.7	Appoint Mr. Jean Clochet as a Supervisory Board Member, for a 4 year period			Management	Against	Against
o.8	Appoint Mr. Bernard Jeannin as a Supervisory Board Member, for a 4 year period			Management	Against	Against
o.9	Ratify the transfer of the head office of the Company to 30 Avenue Pierre Mendes, 75013 Paris France and amend Article 1of the By- Laws: Registered Office			Management	For	For
0.10	Grant full powers to the bearer of an original, a copy or extract of the minutes of this meeting to carryout all filings, publications and other formalities prescribed By-Law			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	31744	438056	04-Dec-2007	04-Dec-2007

SNS REAAL N.V.
Security	N8126Z109			Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date	29-Jan-2008
ISIN	NL0000390706			Agenda		701442511 - Management
Item	Proposal			Type	Vote	For/Against Management
1.	Opening			Non-Voting
2.a
Approve the issue of six B shares in the Company's capital to
Stichting Beheer SNS REAAL under the following conditions
precedent: the adoption of the resolution to exclude the pre-
emption rights of shareholders with respect to the aforementioned issue of six B shares in the Company's capital as referred to under
Resolution 2.B of this agenda; and the amendment of the Articles of Association of the Company as referred to under Resolution
2.C of this agenda having become effective
				Management	For	For
2.b
Approve the exclusion of the pre-emption rights of shareholders with respect to the issue of six B shares in the Company's capital as referred to under Resolution 2.A of this agenda under the condition precedent of the amendment of the Articles of
Association of the Company as referred to under Resolution 2.C of this agenda having become effective
				Management	For	For
2.c	Amend the Company's Articles of Association			Management	For	For
2.d
Authorize each Member of the Executive Board and each [Deputy]
Civil Law Notary working with NautaDutilh N.V. to apply for the ministerial declaration of no objections with respect to the draft deed of amendment of the Articles of Association and to have the
Deed of Amendment of the Articles of Association executed
				Management	For	For
3.
Approve to dispose the ordinary shares in the Company's capital which the Company will acquire with respect to the resolution of the general meeting of shareholders of the Company held on 09
MAY 2007 regarding the long term bonus arrangement for the
Members of the Executive Board
				Management	For	For
	Any other business			Non-Voting
	Closure			Non-Voting
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	176335	0	16-Jan-2008	16-Jan-2008

MITSUI SUMITOMO INSURANCE COMPANY,LIMITED
Security	J45174109			Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date	31-Jan-2008
ISIN	JP3888200007			Agenda		701439754 - Management
Item	Proposal			Type	Vote	For/Against Management
	The agenda has been released and is available for your review. Please refer to-the attached PDF files.			Non-Voting
1.	Approve Share Transfer Plan			Management	For	For
2.	Amend the Articles of Incorporation			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	1799000	0	18-Jan-2008	18-Jan-2008

INFINEON TECHNOLOGIES AG, NEUBIBERG
Security	D35415104			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	14-Feb-2008
ISIN	DE0006231004			Agenda		701439843 - Management
Item	Proposal			Type	Vote	For/Against Management

PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED
DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
Non-Voting

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU.
Non-Voting
1.
Submission of the approved annual financial statements of
Infineon Technologie-s AG and the approved consolidated
financial statements as of 30 SEP 2007, of-the combined
Management report for Infineon Technologies AG and the Infineon
G-roup, and of the report of the Supervisory Board for the FY
2006/2007
Non-Voting
2.	Approval of the Acts of the Members of the Management Board			Management	For	For
3.	Approval of the Acts of the Members of the Supervisory Board			Management	For	For
4.	Appointment of an Auditor for the FY 2007/2008			Management	For	For
5.	Authorization to purchase and use own shares			Management	For	For
6.	Authorization to issue bonds with warrants and/or convertible bonds and at the same time creation of a Conditional Capital 2008 and corresponding amendments to the Articles of Association			Management	For	For
7.	Amendment of Section 1 of the Articles of Association - consent to communication of information by way of remote data transfer			Management	For	For
8.	Amendment of Section 19 of the Articles of Association - appropriation of profits			Management	For	For
9.	Additional amendments to the Article of Association for the purpose of clarification and modernization			Management	For	For
10.	Approval of a domination and profit-and-loss transfer agreement			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	292730	431870	30-Jan-2008	30-Jan-2008

PORTUGAL TELECOM SGPS S A
Security	X6769Q104			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	28-Mar-2008
ISIN	PTPTC0AM0009			Agenda		701463779 - Management
Item	Proposal			Type	Vote	For/Against Management
	PLEASE NOTE THAT FOR EVERY 500 SHARES YOU HAVE 1 VOTING RIGHT. THANK YOU.			Non-Voting
1.	Approve the Management report, balance sheet and accounts for 2007			Management	For	For
2.	Approve the consolidated Management report, balance sheet and accounts for 2007			Management	For	For
3.	Approve the application of profits			Management	For	For
4.	Approve the general appraisal of the Company Management and Supervision			Management	For	For
5.	Ratify the appointment of the new Members of the Board of Directors to complete the 2006-2008 term of Office			Management	For	For
6.	Approve the acquisition and disposal of own share			Management	For	For
7.
Approve to reduce the share capital up to EUR 3,077,400 for the purpose of releasing excess capital in connection with a Share
Buyback Programme, through the cancellation of up to
102,580,000 shares representing up to 10% of the share capital to be acquired as a result of the implementation of this resolution, as well as on related reserve and on the corresponding amendment to Paragraphs 1 and 2 of Article 4 of the Articles of Association, in
order to complete the Share Buyback Program included in the
shareholder remuneration package announced in February 2007
by the Board of Directors during the Public Tender Offer that had been launched over the Company
				Management	For	For
8.
Approve, pursuant to Paragraph 4 of Article 8 of the Articles of
Association on the parameters applicable in the event of any issuance of bonds convertible into shares that may be resolved upon by the Board of Directors
				Management	For	For
9.	Approve the suppression of the pre-emptive rights of shareholders in the subscription of any issuance of Resolution 8 hereof as may be resolved upon by the Board of Directors			Management	Against	Against
10.
Approve the issuance of bonds and other securities whatever
nature by the Board of directors, and namely on the fixing of value of such securities in accordance with Paragraph 3 of Article 8
Sub-Paragraph 1(E) of Article 15 of the Articles of Association
				Management	For	For
11.	Approve the acquisition and disposal of own bonds and other own securities			Management	For	For
12.	Approve the remuneration of the Members of the Compensation Committee			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	1347517	0	12-Mar-2008	12-Mar-2008

SAMSUNG ELECTRS LTD
Security	Y74718100			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	28-Mar-2008
ISIN	KR7005930003			Agenda		701479025 - Management
Item	Proposal			Type	Vote	For/Against Management
1.	Approve the financial statement, 39th income statement, balance sheet, proposed disposition of retained earning, appropriation of income and YE dividends of KRW 7,500 per common share			Management	For	For
2.	Approve the limit of remuneration for the Executive [Inside] Directors and Independent Non-Executive [Outside] Directors			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	30200	0	13-Mar-2008	13-Mar-2008

NESTLE SA, CHAM UND VEVEY
Security	H57312466			Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date	10-Apr-2008
ISIN	CH0012056047			Agenda		701442179 - Management
Item	Proposal			Type	Vote	For/Against Management
	THE PRACTICE OF SHARE BLOCKING VARIES WIDELY IN THIS MARKET. PLEASE CONTACT YO-UR CLIENT SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION FOR YOUR ACCOU-NTS.			Non-Voting
1.
TO VOTE IN THE UPCOMING MEETING, YOUR NAME MUST
BE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIAL
OWNER BEFORE THE RECORD DATE. PLEASE ADVISE US
NOW IF YOU INTEND TO VOTE. NOTE THAT THE COMPANY
REGISTRAR HAS DISCRETION OVER GRANTING VOTING
RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND
NOTIFICATION WILL BE ISSUED REQUESTING YOUR
VOTING INSTRUCTIONS
				Registration	For	Against
	PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.			Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	0	0	25-Jan-2008	25-Jan-2008

TELECOM ITALIA SPA
Security	T92778108			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	12-Apr-2008
ISIN	IT0003497168			Agenda		701512508 - Management
Item	Proposal			Type	Vote	For/Against Management
	PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU			Non-Voting

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 13
APR 08 (AND A THIRD CALL ON 14 APR 08).
CONSEQUENTLY, YOUR VOT-ING INSTRUCTIONS WILL
REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS
AMENDED.-PLEASE BE ALSO ADVISED THAT YOUR SHARES
WILL BE BLOCKED UNTIL THE QUORUM IS M-ET OR THE
MEETING IS CANCELLED. THANK YOU.
Non-Voting
O.1	Approve the financial statements for the YE 31 DEC 2007; related and consequent resolutions			Management	For	For
O.2	Appoint the Board of Directors; related and consequent resolutions			Management	Against	Against
O.3	Approve the Stock Option Plan reserved to the Company's Executive Directors, and authorize to purchase and dispose of treasury shares; related and consequent resolutions			Management	For	For
E.1	Amend the following Articles of the Company's ByLaws: 9 [Board of Directors]; 17 [Board of Auditors]; and 18 [shareholders meeting]			Management	For	For

Investors can access the official announcements of this meeting via the follow-ing link:
http://www.telecomitalia.com/cgibin/tiportale/TIPortale/ep/content-
View.dochannelId=12845&LANG=EN&contentId=31954&program
Id=28840&programPage=2Fe-
p2FTIinvestitori2Feditorial_assemblee.jsp&tabId=5&pageTypeId=-
8662&contentType-=EDITORIAL    PLEASE NOTE IF YOU
WOULD LIKE TO VOTE FOR THE DIRECTOR SLATES IN-
DIVIDUALLY PLEASE CONTACT YOUR BROADRIDGE CLIENT
SERVICE REPRESENTATIVE.
Non-Voting
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	2895776	2500598	04-Apr-2008	04-Apr-2008

CARREFOUR SA, PARIS
Security	F13923119			Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date	15-Apr-2008
ISIN	FR0000120172			Agenda		701486587 - Management
Item	Proposal			Type	Vote	For/Against Management
	PLEASE NOTE THAT THIS IS AN MIX. THANK YOU.			Non-Voting

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
O.1
Receive the reports of the Executive Committee, the Supervisory
Board and the Auditors, approve the financial statements for the
YE 2007 as presented accordingly, the shareholders' meeting
gives permanent discharge to the Executive Committee for the performance of their duties during the said FY
				Management	Abstain	Against
O.2	Receive the reports of the Executive Committee, the Supervisory Board and the Auditors, approve the consolidated financial statements for the said FY in the form presented to the meeting			Management	Abstain	Against
O.3
Approve the special report of the Auditors on the agreements governed by the Articles L. 225.90.1 of the French Commercial
Code; the said report and the disposition foreseen by the
Supervisory Board regarding Mr. Jose Louis Duran; the Chairman of the Executive Committee
				Management	Abstain	Against
O.4
Approve the special report of the Auditors on the agreements governed by the Articles L. 225.90.1 of the French Commercial
Code; the said report and the disposition foreseen by the
Supervisory Board regarding Mr. Gilles Petit, the Member of the
Executive Committee
				Management	Abstain	Against
O.5
Approve the special report of the Auditors on the agreements governed by the Articles L. 225.90.1 of the French Commercial
Code; the said report and the disposition foreseen by the
Supervisory Board regarding Mr. Guy Yraeta, the Member of the
Executive Committee
				Management	Abstain	Against
O.6
Approve the special report of the Auditors on the agreements governed by the Articles L. 225.90.1 of the French Commercial
Code; the said report and the disposition foreseen by the
Supervisory Board regarding Mr. Thierry Garnier, the Member of the Executive Committee
				Management	Abstain	Against
O.7
Approve the special report of the Auditors on the agreements governed by the Articles L. 225.90.1 of the French Commercial
Code, the said report and the disposition foreseen by the
Supervisory Board regarding Mr. Javier Compo, the Member of
the Executive Committee
				Management	Abstain	Against
O.8
Approve the special report of the Auditors on the agreements governed by the Articles L. 225.90.1 of the French Commercial
Code, the said report and the disposition foreseen by the
Supervisory Board regarding Mr. Jose Maria Folache, the Member of the Executive Committee
				Management	Abstain	Against
O.9
Approve the special report of the Auditors on the agreements governed by Articles L. 225.90.1 of the French Commercial Code;
the said report and the disposition foreseen by the Supervisory
Board regarding Mr. Jacques Bauchet, the Member of the
Executive Committee
				Management	Abstain	Against

O.10
Approves the recommendations of the Executive Committee and
resolves that the income for the FY be appropriated as follows:
income for the FY: EUR 4,861,628,153.20 previous retained
earnings: EUR 360,625,087.72 distributable income EUR
5,222,253,240.92 dividends: EUR 761,294,933.28 retained
earnings EUR 4,460,958,307.64 and the shareholders will receive a net dividend of EUR 1.08 per share, and will entitle to the 40%
deduction provided by the French Tax Code, this dividend will be paid on 23 APR 2008 as required by Law, it is reminded that for the 3 FY the dividends paid were as follows: EUR 0.94 for FY
2004 EUR 1.00 for FY 2005 EUR 1.03 for FY 2006
				Management	For	For
O.11
Authorize the Executive Committee, to buy back the Company's shares on the open market, subject to the conditions described below: maximum purchase price: EUR 65.00, maximum number
of shares to be acquired 10% of the share capital, the maximum funds invested in the share buybacks: EUR 4,550,000,000.00; and
to delegate all powers to Executive Committee to take all
necessary measures and accomplish all necessary formalities;
this authorization supersedes the fraction unused of the
authorization granted by the shared holders meeting of 30 APR
2007 [Authority after18 months];
				Management	For	For
E.12
Authorize the Executive Committee, to reduce the share capital, on 1 or more accessions and at its sole discretion, by canceling all or part of the shares held by the Company in connection with the
Stock Repurchase Plan authorized by Resolution Number 11 of
the present meeting and or by canceling shares already held by the Company, up to a maximum 10% of the share capital over a
24 month period; and to delegate all powers to Executive
Committee to take all necessary measures and accomplish all
necessary formalities; this authorization supersedes the fraction unused of the authorization granted by the shared holders
meeting of 30 APR 2007; [Authority expires after 18 months]
				Management	For	For
E.13
Authorize the Executive Committee, to increase the share capital, on 1 or more occasions and at its sole discretion, by in favor of employees and Corporate officers of the Company who are the
Members of a Company Savings Plan; for a nominal amount that shall not exceed EUR 29,000,000.00; to cancel the shareholders preferential subscription rights in favor of he employees of entities defined by the shareholders meeting; and delegates all powers to the Executive Committee to take all necessary measures and
accomplish all necessary formalities; [Authority expires after 26 months]
				Management	For	For
E.14
Authorize the Executive Committee, to grant for free, on 1 or more occasions existing or future shares, in favor of Employees and
Corporate officers of the Company and related Companies, they may not represent more than 0.2% of the share capital; to cancel the shareholders preferential subscription rights; and to delegate all powers to the Executive Committee to take all necessary
measures and accomplish all necessary formalities; this
authorization supersedes the fraction unused of the authorization granted by the shareholders' meeting of 20 APR 2005; [Authority expires after 38 months]
				Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	191675	44201	02-Apr-2008	02-Apr-2008

SNS REAAL N.V.
Security	N8126Z109			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	16-Apr-2008
ISIN	NL0000390706			Agenda		701502800 - Management
Item	Proposal			Type	Vote	For/Against Management
1.	Opening			Non-Voting
2.A	Discussion of the written annual report of the Executive Board			Non-Voting
2.B	Discussion of the report of the Supervisory Board			Non-Voting
3.	Adopt the financial statement of SNS Reaal N.V. [the Company] for the FY 2007			Management	For	For
4.A	Discussion of the reservation of profit and the dividend policy and the justif-ication of this policy by the Executive Board			Non-Voting
4.B	Determination of the profit appropriation			Non-Voting
5.	Approve the distribution of dividend			Management	For	For
6.	Corporate governance			Non-Voting
7.	Approve to release from any liability [decharge verlening] of the Members of the Executive Board in respect of their Management of the Company in the 2007 FY			Management	For	For
8.	Approve to release from any liability [decharge verlening] of the Members of the Supervisory Board in respect of their Management of the Company in the 2007 FY			Management	For	For
9.	Approve to release from any liability [decharge verlening] of Mr. Den Hoed in respect of his supervision of Management for the period 01 JAN 2007 up to including 09 MAY 2007			Management	For	For
10.
Approve the designation of the Executive Board as the body to decide to issue shares, to grant rights to subscribe for shares and to limit or exclude pre-emptive rights in respect of an issue of shares
				Management	Against	Against
11.	Authorize the Executive Board to repurchase the Company 's own shares			Management	For	For
12.	Amend the Articles of Association of the Company			Management	Against	Against
13.A	Announcement that Mr. Bouma and Mr. Van Heeswijk will resign as a Supervisory-Board Members by rotation at the time of the closure of this meeting			Non-Voting
13.B
Nomination for the appointment of Ms. Verhagen and Mr.
Hielkema to the Supervi-sory Board of the Company, whereby Ms.
Verhagen is the candidate recommended b-y the Central Works
Council as referred to in Article 18 Paragraph 4 of the Ar-ticles of
Association of the Company, under the condition precedent that the g-eneral meeting of shareholders refrains from exercising its right as stated un-der c and does not demand postponement of the nominations in order to make a r-ecommendation,
announcement regarding the right of recommendation of the
Centr-al Works Council
Non-Voting
13.C	Approve the general meeting of shareholders will be given the opportunity to recommend candidates for nomination as the Members of the Supervisory Board			Management	For	For
13d.i
Appoint Mr. Hielkema to the Supervisory Board as nominated at the time of the closure of the meeting under the condition
precedent that the Dutch Central Bank grants its approval for the appointment of Mr. Hielkema
				Management	For	For
13DII
Appoint Ms. Verhagen to the Supervisory Board as nominated at the time of the closure of the meeting under the condition
precedent that the Dutch Central Bank grants its approval for the appointment of Ms. Verhagen
				Management	For	For

14.	Any other business			Non-Voting
15.	Closure			Non-Voting
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	176335	0	28-Mar-2008	28-Mar-2008

SWISS REINS CO
Security	H84046137			Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date	18-Apr-2008
ISIN	CH0012332372			Agenda		701447838 - Management
Item	Proposal			Type	Vote	For/Against Management
	THE PRACTICE OF SHARE BLOCKING VARIES WIDELY IN THIS MARKET. PLEASE CONTACT YO-UR CLIENT SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION FOR YOUR ACCOU-NTS.			Non-Voting
1.
TO VOTE IN THE UPCOMING MEETING, YOUR NAME MUST
BE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIAL
OWNER BEFORE THE RECORD DATE. PLEASE ADVISE US
NOW IF YOU INTEND TO VOTE. NOTE THAT THE COMPANY
REGISTRAR HAS DISCRETION OVER GRANTING VOTING
RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND
NOTIFICATION WILL BE ISSUED REQUESTING YOUR
VOTING INSTRUCTIONS
				Registration	For	Against

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DE-CIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	218200	0	25-Jan-2008	25-Jan-2008

SWISS REINS CO
Security	H84046137			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	18-Apr-2008
ISIN	CH0012332372			Agenda		701506377 - Management
Item	Proposal			Type	Vote	For/Against Management
	THE PRACTICE OF SHARE BLOCKING VARIES WIDELY IN THIS MARKET. PLEASE CONTACT YO-UR CLIENT SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION FOR YOUR ACCOU-NTS.			Non-Voting

PLEASE NOTE THAT THIS IS THE PART II OF THE MEETING
NOTICE SENT UNDER MEETING-440791, INCLUDING THE
AGENDA. TO VOTE IN THE UPCOMING MEETING, YOUR
NAME MUST-BE NOTIFIED TO THE COMPANY REGISTRAR
AS BENEFICIAL OWNER BEFORE THE RE-REGISTR-ATION
DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
THAT ARE SUBMITTED AFTER T-HE CUTOFF DATE WILL BE
PROCESSED ON A BEST EFFORT BASIS. THANK YOU.
Non-Voting
1.	Approve the annual report, annual and consolidated financial statements for the 2007 FY			Management	For	For
2.	Approve the allocation of disposable profit			Management	For	For
3.	Grant discharge of the Board of Directors and the Executive Committee			Management	For	For
4.	Approve the cancellation of shares bought back and reduction of share capital			Management	For	For
5.1	Amend the Articles of Association by the addition of the Company's legal form			Management	For	For
5.2	Amend the Articles of Association regarding the 3 year term of office for the Members of the Board of Directors			Management	For	For
5.3	Amend the Articles of Association regarding the distribution of 20% of the years profit to the statutory reserve fund			Management	For	For
6.1.1	Re-elect Mr. Rajna Gibson B Randon as a Director			Management	For	For
6.1.2	Re-elect Mr. Kaspar Villiger as a Director			Management	For	For
6.1.3	Elect Mr. Raymond K. F. Chien as a Director			Management	For	For
6.1.4	Elect Mr. Mathis Cabiallavetta as a Director			Management	For	For
6.2	Re-elect PricewaterhouseCoopers AG as the Auditors			Management	For	For
	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.			Non-Voting
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	218200	0	04-Apr-2008	04-Apr-2008

SWISSCOM AG, ITTIGEN
Security	H8398N104			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	22-Apr-2008
ISIN	CH0008742519			Agenda		701441747 - Management
Item	Proposal			Type	Vote	For/Against Management
	THE PRACTICE OF SHARE BLOCKING VARIES WIDELY IN THIS MARKET. PLEASE CONTACT YO-UR CLIENT SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION FOR YOUR ACCOU-NTS.			Non-Voting
1.
TO VOTE IN THE UPCOMING MEETING, YOUR NAME MUST
BE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIAL
OWNER BEFORE THE RECORD DATE. PLEASE ADVISE US
NOW IF YOU INTEND TO VOTE. NOTE THAT THE COMPANY
REGISTRAR HAS DISCRETION OVER GRANTING VOTING
RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND
NOTIFICATION WILL BE ISSUED REQUESTING YOUR
VOTING INSTRUCTIONS
				Registration	For	Against

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	40600	0	25-Jan-2008	25-Jan-2008

WOLTERS KLUWER NV
Security	ADPV09931			Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date	22-Apr-2008
ISIN	NL0000395903			Agenda		701502848 - Management
Item	Proposal			Type	Vote	For/Against Management
1.	Opening			Non-Voting
2.A	Receive the report of the Executive Board for 2007			Non-Voting
2.B	Receive the report of the Supervisory Board for 2007			Non-Voting
3.A	Adopt the financial statements for 2007 as included in the annual reports for 2007			Management	For	For
3.B	Approve to distribute a dividend of EUR 0.64 per ordinary share in, or at the option if the holders of ordinary shares, in the form of ordinary shares			Management	For	For
4.A	Approve to release the Members of the Executive Board and the Supervisory Board from liability for the exercise of their duties, as stipulated in Article 28 of the Articles of Association			Management	For	For
4.B	Approve to release the Members of the Supervisory Board from liability for the exercise of their duties, as stipulated in Article 28 of the Articles of Association			Management	For	For
5.	Re-appoint Mr. H. Scheffers as a Member if the Supervisory Board			Management	For	For
6.	Approve to extend the authority to the Executive Board to issue shares and/or grant rights to subscribe for shares and to restrict or exclude pre-emptive rights			Management	Against	Against
7.	Authorize the Executive Board to acquire own shares			Management	For	For
8.	Approve to reduce the capital through cancellation of own shares			Management	For	For
9.	Approve to publish the regulated information exclusively in the English language			Management	For	For
10.	Any other business			Non-Voting
11.	Closing			Non-Voting
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	331791	0	09-Apr-2008	09-Apr-2008

SWISSCOM AG, ITTIGEN
Security	H8398N104			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	22-Apr-2008
ISIN	CH0008742519			Agenda		701507355 - Management
Item	Proposal			Type	Vote	For/Against Management
	THE PRACTICE OF SHARE BLOCKING VARIES WIDELY IN THIS MARKET. PLEASE CONTACT YO-UR CLIENT SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION FOR YOUR ACCOU-NTS.			Non-Voting

PLEASE NOTE THAT THIS IS THE PART II OF THE MEETING
NOTICE SENT UNDER MEETING-438503, INCLUDING THE
AGENDA. TO VOTE IN THE UPCOMING MEETING, YOUR
NAME MUST-BE NOTIFIED TO THE COMPANY REGISTRAR
AS BENEFICIAL OWNER BEFORE THE RE-REGISTR-ATION
DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
THAT ARE SUBMITTED AFTER T-HE CUTOFF DATE WILL BE
PROCESSED ON A BEST EFFORT BASIS. THANK YOU.
Non-Voting
1.	Receive the annual report, annual financial statement of Swisscom Ltd. and consolidated financial statements for the FY 2007, and the reports of the Statutory and Group Auditors			Management	For	For
2.	Approve the appropriation of retained earnings and declaration of dividends of CHF 20 per share			Management	For	For
3.	Grant discharge of the members of the Board of Directors and the Group Executive Board			Management	For	For
4.	Approve the capital reduction of CHF 3.3 million via the cancellation of 3.3 million repurchased shares			Management	For	For
5.1	Amend Clause 3.5 of the Articles of Incorporation			Management	For	For
5.2	Amend Clause 6.1.3 of the Articles of Incorporation			Management	For	For
5.3	Amend Clauses 5.1 B, 5.5 Sentence 1, 6.2.3 J and 8 of the Articles of Incorporation			Management	For	For
5.4	Amend Clause 7 Paragraph 2 of the Articles of Incorporation			Management	For	For
6.1	Re-elect Dr. Anton Scherrer as a Chairman of the Board of Directors			Management	For	For
6.2	Re-elect Ms. Catherine Muehle Mann as a Member of the Board of Directors			Management	For	For
6.3	Re-elect Mr. Hugo Gerber as a Member of the Board of Directors			Management	For	For
7.	Elect KPMG AG as the Statutory Auditors			Management	For	For
	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.			Non-Voting
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	40600	0	07-Apr-2008	07-Apr-2008

UNIPOL GRUPPO FINANZIARIO SPA, BOLOGNA
Security	T9647L110			Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date	22-Apr-2008
ISIN	IT0001074589			Agenda		701507379 - Management
Item	Proposal			Type	Vote	For/Against Management

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 23
APR 2008 AT 13:00 (AND A THIRD CALL ON 24 APR 2008 AT
13:00).-CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
WILL REMAIN VALID FOR ALL CALLS UNLESS-THE AGENDA
IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
SHARES WILL BE BLOCKED-UNTIL THE QUORUM IS MET OR
THE MEETING IS CANCELLED. THANK YOU.
Non-Voting
	PLEASE NOTE THAT THIS IS AN SGM. THANK YOU.			Non-Voting
1.	Appoint the common representative of the preferred shareholders for the financial years 2008, 2009 and 2010; resolutions related there to			Management	For	For
2.
Approve the resolutions related to the set up of a fund for the necessary expenses to cover common interests of the preferred shareholders and related report as per Article 146, Item 1, Letter
C of the Legislative Decree 58/1998
				Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	773400	0	10-Apr-2008	10-Apr-2008

TELEFONICA S A
Security	879382109			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	22-Apr-2008
ISIN	ES0178430E18			Agenda		701508725 - Management
Item	Proposal			Type	Vote	For/Against Management
I.
Examination and approval, if appropriate, of the Individual Annual
Accounts, of the Consolidated Financial Statements and of the
Management Report of Telefonica, S.A. and its Consolidated
Group of Companies, as well as of the proposed allocation of profits/lossed of Telefonica, S.A. and of the management of its
Board of Directors, all with respect to the Fiscal Year 2007.
				Management	For	For
II.1	Re-election of Mr. Jose Fernando de Almansa Moreno-Barreda to the Board of Directors.			Management	For	For
II.2	Ratification of the interim appointment of Mr. Jose Maria Abril Perez to the Board of Directors.			Management	For	For
II.3	Ratification of the interim appointment of Mr. Francisco Javier de Paz Mancho to the Board of Directors.			Management	For	For
II.4.	Ratification of the interim appointment of Ms. Maria Eva Castillo Sanz to the Board of Directors.			Management	For	For
II.5.	Ratification of the interim appointment of Mr. Luiz Fernando Furlan to the Board of Directors.			Management	For	For
III.	Authorization to acquire the Company's own shares, either directly or through Group Companies.			Management	For	For
IV.	Reduction of the share capital through the cancellation of shares of treasury stock, excluding creditors' right to object, and amendment of the article of the By-Laws relating to the share capital.			Management	For	For
V.	Appointment of the Auditors of the Company for the Fiscal Year 2008.			Management	For	For
VI.	Delegation of powers to formalize, interpret, cure and carry out the resolutions adopted by the shareholders at the General Shareholders' Meeting.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	301801	0	08-Apr-2008	08-Apr-2008

AKZO NOBEL N V
Security	N01803100			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	22-Apr-2008
ISIN	NL0000009132			Agenda		701509195 - Management
Item	Proposal			Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 455785 DUE TO SPLITTING OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
1.	Opening			Non-Voting
2.	Report of the Board of Management for the FY 2007			Non-Voting
3.A	Adopt the 2007 Financial Statements of the Company			Management	For	For
3.B.	Profit allocation			Non-Voting
3.C	Discussion of dividend policy			Non-Voting
3.D	Adopt the dividend proposal			Management	For	For
4.A	Grant discharge from liability of the Members of the Board of Management for the performance of their duties in 2007			Management	For	For
4.B	Grant discharge from liability of the Members of the Supervisory Board for the performance of their duties in 2007			Management	For	For
5.A	Approve to increase the number of Members of the Board of Management			Management	For	For
5.B.1	Appoint Mr. K.Nichols to the Board of Management			Management	For	For
5.B.2	Re-appoint Mr. L.E.Darner to the Board of Management			Management	For	For
5.B.3	Appoint Mr. R.J.Frohn to the Board of Management			Management	For	For
6.A	Approve to increase the number of Members of the Supervisory Board			Management	For	For
6.B.1	Appoint Mr. P.B.Ellwood to the Supervisory Board			Management	For	For
6.B.2	Appoint Mr. V. Bottomley to the Supervisory Board			Management	For	For
6.B.3	Appoint Mr. R.G.C.Van Den Brink to the Supervisory Board			Management	For	For
6.C	Approve the remuneration of the Chairman of the Supervisory Board			Management	For	For
7.	Amend the remuneration Policy for the Board of Management			Management	For	For
8.A	Authorize the Board of Management to issue shares			Management	For	For
8.B	Grant authority to the Board of Management to restrict or exclude the preemptive rights of shareholders			Management	Against	Against
9.	Grant authority to the Board of Management to acquire common shares in the share capital of the Company on behalf of the Company			Management	For	For
10.	Approve to cancel common shares in the share capital of the Company			Management	For	For
11.	Approve to designate English as the official language of the annual report and other regulated information			Management	For	For
12.	Approve to distribute the information to shareholders by way of electronic means of communication			Management	For	For
13.	Any other business			Non-Voting
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

2TB0		50P	224600	0	09-Apr-2008	09-Apr-2008

KONINKLIJKE AHOLD NV
Security	N0139V142			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	23-Apr-2008
ISIN	NL0006033250			Agenda		701494659 - Management
Item	Proposal			Type	Vote	For/Against Management
1.	Opening			Non-Voting
2.	To report of the Corporate Executive Board for FY 2007			Non-Voting
3.	Explanation of policy on additions to reserves and dividends			Non-Voting
4.	Approve to adopt 2007 financial statements			Management	For	For
5.	Approve to determine the dividend over FY 2007			Management	For	For
6.	Grant discharge of liability of the Members of the Corporate Executive Board			Management	For	For
7.	Grant discharge of liability of the Members of the Supervisory Board Composition of the Corporate Executive Board			Management	For	For
8.	Appoint Mrs. K. Ross as a Member of the Corporate Executive Board, with effect from 23 APR 2008			Management	For	For
9.	Appoint Mr. P.N. Wakkie for a new term as a Member of the Corporate Executive Board, with effect from 23 APR 2008			Management	For	For
10.	Appoint Mr. R. Dahan for a new term as a member of the Supervisory Board, with effect from 23 APR 2008			Management	For	For
11.	Appoint Mrs. K.M.A. De Segundo for a new term as a Member of the Supervisory Board with effect from 23 APR 2008			Management	For	For
12.	Appoint Mr. M.G. McGrath as a Member of the Supervisory Board, with effect from 23 APR 2008			Management	For	For
13.	Appoint Deloitte Accountants B.V. as External Auditor of the Company for FY 2008			Management	For	For
14.	Amend the Articles of Association			Management	Against	Against
15.	Approve to publish regulated information exclusively in the English language			Management	For	For
16.
Authorize the Corporate Executive Board for a period of 18
months, i.e., until and including 23 OCT 2009, subject to the approval of the Supervisory Board, to issue common shares or grant rights to acquire common shares up to a maximum of 10 of the number of issued common shares
				Management	For	For
17.
Authorize the Corporate Executive Board for a period of 18
months, i.e., until and including 23 OCT 2009, subject to the approval of the Supervisory Board, to restrict or exclude pre-
emptive rights in relation to the issue of common shares or the granting of rights to acquire common shares
				Management	Against	Against
18.
Authorize the Corporate Executive Board for a period of 18
months, i.e., until and including 23 OCT 2009, to acquire, subject to the approval of the Supervisory Board, such number of
common shares in the Company or depository receipts for such shares, as permitted within the limits of the Law and the Articles of
Association, taking into account the possibility to cancel the repurchase shares, at the stock exchange or otherwise, at a price between par value and 110 of the opening price at Euronext
Amsterdam by NYSE Euronext on the date of acquisition
				Management	For	For
19.	Closing			Non-Voting
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	1382552	0	10-Apr-2008	10-Apr-2008

ROYAL BANK OF SCOTLAND GROUP PLC, EDINBURGH
Security	G76891111			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	23-Apr-2008
ISIN	GB0007547838			Agenda		701495889 - Management
Item	Proposal			Type	Vote	For/Against Management
1.	Receive and approve the report and accounts			Management	For	For
2.	Approve the remuneration report			Management	For	For
3.	Approve to declare a final dividend on the ordinary shares			Management	For	For
4.	Re-elect Mr. C.A.M. Buchan			Management	For	For
5.	Re-elect Dr. J.M. Currie			Management	For	For
6.	Re-elect Mrs J.C. Kong			Management	For	For
7.	Re-elect Sir. Tom McKillop			Management	For	For
8.	Re-elect Sir. Steve Robson			Management	For	For
9.	Re-elect Mr. G.R. Whitlaker			Management	For	For
10.	Re-appoint Deloitte and Touche LLP as the Auditors			Management	For	For
11.	Authorize the Audit Committee to fix the remuneration of the Auditors			Management	For	For
12.	Approve to create additional ordinary shares			Management	For	For
13.	Approve to renew authority to allot ordinary shares			Management	For	For
14.	Approve to disapply pre-emption rights			Management	For	For
15.	Approve to allow the purchase of own shares			Management	For	For
16.	Approve to create additional preference shares and renew Directors' authority to allot preference shares			Management	For	For
17.	Approve to renew authority to offer shares in lieu of cash dividend			Management	For	For
18.	Approve to adopt new Articles of Association			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	97017	0	14-Apr-2008	14-Apr-2008

AEGON NV
Security	N00927298			Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date	23-Apr-2008
ISIN	NL0000303709			Agenda		701504741 - Management
Item	Proposal			Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
IN THE BLOCKING JOB FROM "Y"-TO "N". IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PRO-XY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
1.	Opening			Non-Voting
2.	Approve the annual report 2007 and annual accounts 2007: proposal to adopt the annual accounts 2007			Management	For	For
3.	Approve the final dividend 2007			Management	For	For
4.	Approve to release the Members of the Executive Board from liability for their duties			Management	For	For
5.	Approve to release the Members of the Supervisory Board from liability for their duties			Management	For	For
6.	Appoint the Independent Auditor			Management	For	For
7.	Approve to cancel 99,769,902 common shares repurchased in 2007			Management	For	For
8.	Re-appoint Mr. I. W. Bailey, II to the Supervisory Board			Management	For	For
9.	Appoint Ms. C. Kempler to the Supervisory Board			Management	For	For
10.	Appoint Mr. R.J. Routs to the Supervisory Board			Management	For	For
11.	Appoint Mr. D.P.M. Verbeek to the Supervisory Board			Management	For	For
12.	Appoint Mr. B. Vander Veer to the Supervisory Board			Management	For	For
13.	Authorize the Executive Board to issue common shares			Management	For	For
14.	Authorize the Executive Board to restrict or exclude pre-emptive rights upon issuing common shares			Management	Against	Against
15.	Authorize the Executive Board to issue common shares under incentive plans			Management	For	For
16.	Authorize the Executive Board to acquire shares in the Company			Management	For	For
17.	Retirement of the Supervisory Board Members Ms. T. Rembe and Messrs. R. Dahan-and O.J. Olcay			Non-Voting
18.	Retirement of Mr. D.J. Shepard and succession by Mr. A.R. Wynaendts as CEO and-Chairman of the Executive Board			Non-Voting
19.	Any other business			Non-Voting
20.	Close of the meeting			Non-Voting
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	1215544	0	08-Apr-2008	08-Apr-2008

ASTRAZENECA PLC
Security	G0593M107			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	24-Apr-2008
ISIN	GB0009895292			Agenda		701478718 - Management
Item	Proposal			Type	Vote	For/Against Management
1.	Receive the Company's accounts and the reports of the Directors and the Auditor for the YE 31 DEC 2007			Management	For	For
2.
Approve to confirm the first interim dividend of USD 0.52 [25.3 pence, 3.49 SEK] per ordinary share and confirm the final
dividend for 2007, the second interim dividend of USD 1.35 [67.7 pence, 8.61 SEK] per ordinary share
				Management	For	For
3.	Re-appoint KPMG Audit Plc, London as the Auditor			Management	For	For
4.	Authorize the Directors to agree the remuneration of the Auditor			Management	For	For
5.1	Elect Mr. Louis Schweitzer as a Director in accordance with Article 65 of the Company's Articles of Association, who will retire at the AGM in 2009			Management	For	For
5.2	Elect Mr. Hakan Mogren KBE as a Director in accordance with Article 65 of the Company's Articles of Association, who will retire at the AGM in 2009			Management	For	For
5.3	Elect Mr. David Brennan as a Director in accordance with Article 65 of the Company's Articles of Association, who will retire at the AGM in 2009			Management	For	For
5.4	Elect Mr. Simon Lowth as a Director in accordance with Article 65 of the Company's Articles of Association, who will retire at the AGM in 2009			Management	For	For
5.5	Elect Mr. John Patterson CBE FRCP as a Director in accordance with Article 65 of the Company's Articles of Association, who will retire at the AGM in 2009			Management	For	For
5.6	Elect Mr. BO Angelin as a Director in accordance with Article 65 of the Company's Articles of Association, who will retire at the AGM in 2009			Management	For	For
5.7	Elect Mr. John Buchanan as a Director in accordance with Article 65 of the Company's Articles of Association, who will retire at the AGM in 2009			Management	For	For
5.8	Elect Mr. Jean Philippe Courtois as a Director in accordance with Article 65 of the Company's Articles of Association, who will retire at the AGM in 2009			Management	For	For
5.9	Elect Mr. Jane Henney as a Director in accordance with Article 65 of the Company's Articles of Association, who will retire at the AGM in 2009			Management	For	For
5.10	Elect Mr. Michele Hooper as a Director in accordance with Article 65 of the Company's Articles of Association, who will retire at the AGM in 2009			Management	For	For
5.11	Elect Mr. Dame Nancy Rothwell as a Director in accordance with Article 65 of the Company's Articles of Association, who will retire at the AGM in 2009			Management	For	For
5.12	Elect Mr. John Varley as a Director in accordance with Article 65 of the Company's Articles of Association, who will retire at the AGM in 2009			Management	For	For
5.13	Elect Mr. Marcus Wallenberg as a Director in accordance with Article 65 of the Company's Articles of Association, who will retire at the AGM in 2009			Management	For	For
6.	Approve the Directors' remuneration report for the YE 31 DEC 2007			Management	For	For
7.
Authorize the Company and any Company which is or becomes a
subsidiary of the Company during the period to which this
resolution relates to: i)make donations to Political Parties; ii) make donations to Political Organizations other than political parties;
and iii) incur political expenditure during the period commencing on the date of this resolution and ending on the date the of the
Company's AGM, provided that in each case any such donation
and expenditure made by the Company or by any such subsidiary shall not exceed USD 250,000 per Company and together with
those made by any subsidiary and the Company shall not exceed in aggregate USD 250,000, as specified
				Management	For	For

S.8	Amend the Company's Articles of Association by replacing GBP 1,100,000 in line 3 of the Article 81 with GBP 1,750,000 as specified			Management	For	For
9.
Approve to renew the authority and power to allot new shares conferred on the Directors by Article 7.1 of the Company's Articles
of Association, for the period commencing on the date of the AGM and ending the date of the AGM of the Company in 2009 [if
earlier, on 30 JUN 2009 and such period [Section 80] amount
shell be USD 121,417,688
				Management	For	For
S.10
Approve to renew the power conferred on the Directors by Article
7.2 of the Company's Articles of Association with the Section 80 amount being USD 18,212,653; [Authority expires the earlier of the conclusion of the next AGM of the Company in 2009 or 30
JUN 2009]
				Management	For	For
S.11
Authorize the Company, for the purposes of Section 166 of the
Companies Act 1985, to make market purchases [Section 163 of the Companies Act 1985] of a maximum number of shares which
may be purchased is 145,701,226 [10% of the Company's share
capital in issue as at 31 JAN 2008] of USD 0.25 each in the capital of the Company, at a minimum price of USD 0.25 and up to 105%
of the average of middle market values of the Company's ordinary shares as derived from the London Stock Exchange Daily Official
List, over the previous 5 business days; [Authority expires the earlier of the conclusion of the AGM of the Company in 2009 or 30
JUN 2009]; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry
				Management	For	For
S.12
Amend the Articles 87.1, 87.2, 87.3, 87.4, 87.5, 87.6 and 87.7 of
the Articles of Association of the Company with effect from [and including] the date on which Section 175 of the Companies Act
2006 is brought into force, as specified
				Management	For	For

PLEASE NOTE THAT THE MEETING IS HELD IN LONDON AND
SEB SWEDEN DOES NOT ARRANGE-WITH A
REPRESENTATIVE. NO TEMPORARY REGISTRATION IN THE
COMPANY'S SHARE BOOK-IS NECESSARY FOR THIS
MEETING. NO SERVICE IS PROVIDED BY SEB. FOR MORE
INFORMA-TION PLEASE CONTACT THE COMPANY. THANK
YOU.
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT
OF AN ADDITIONAL COMMENT. I-F YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UN-LESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	693255	0	15-Apr-2008	15-Apr-2008

INTESA SANPAOLO SPA, TORINO
Security	T55067101			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	30-Apr-2008
ISIN	IT0000072618			Agenda		701507709 - Management
Item	Proposal			Type	Vote	For/Against Management
1.	Approve the allocation of income			Management	For	For
2.	Elect the Supervisory Board Members			Management	Against	Against

PLEASE NOTE THAT THE MEETING HELD ON 28 APR 08 HAS
BEEN POSTPONED AND THAT THE-SECOND CONVOCATION
WILL BE HELD ON 30 APR 08. IF YOU HAVE ALREADY SENT
YOUR V-OTES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECIDE TO AMEND YOUR ORI-GINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	1648919	4031	16-Apr-2008	16-Apr-2008

DEUTSCHE POST AG, BONN
Security	D19225107			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	06-May-2008
ISIN	DE0005552004			Agenda		701506923 - Management
Item	Proposal			Type	Vote	For/Against Management

PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED
DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
Non-Voting

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY
IF YOU DO NOT HAVE A CONTROLLING OR P-ERSONAL
INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK YOU
Non-Voting
1.
Presentation of the adopted annual financial statements and
approved consolida-ted financial statements, of the management report for the Company and the Gro-up each with the explanatory report on information in accordance with Sections-289[4] and
315[4] HGB [German Commercial Code], and of the report by the
Supe-rvisory Board for FY 2007
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
1,337,632,042.54 as follows: payment of a dividend of EUR 0.90 per no-par share EUR 250,361,389.84 shall be allocated to the other revenue reserves ex-dividend and payable date 07 MAY
2008
				Management	For	For
3.	Ratification of the acts of the Board of Managing Directors			Management	For	For
4.	Ratification of the acts of the Supervisory Board			Management	For	For
5.	Appointment of Auditors for the 2008 FY: Pricewaterhousecoopers AG, Duesseldorf			Management	For	For
6.
Renewal of the authorization to acquire own shares the Company shall be authorized to acquire own shares of up to 10% of its share capital, at a price differing neither more than 10% from the market price of the shares if they are acquired through the Stock
Exchange, nor more than 20% if they are acquired by way of a repurchase offer, on or before 31 OCT 2009 the Board of
Managing Directors shall be authorized to dispose of the shares in a manner other than the Stock Exchange or an offer to all
shareholders if the shares are sold at a price not materially below their market price, to use the shares in connection with mergers and acquisitions, to use the shares within the scope of the
Company's Stock Option Plan or for satisfying conversion or
option rights, and to retire the shares
				Management	For	For
7.	Elections to the Supervisory Board- Prof. Dr. Wulf Von Schimmelmann			Management	For	For
8.
Resolutions on amendments to the Articles of Association as
follows: a] resolution on an amendment to the Articles of
Association in accordance with the new transparency Directive
Implementation Law Section 4[2], regarding the Company being authorized to transmit information to shareholders by electronic means; b] Section 14[7], regarding the Supervisory Board being authorized to decide on editorial amendments to the Articles of
Association Section 17[8], deletion; c] Section 17[3]2, regarding
Members of the Nomination Committee shall not receive an
additional remuneration
				Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	225100	0	22-Apr-2008	23-Apr-2008

SANOFI-AVENTIS, PARIS
Security	F5548N101			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	14-May-2008
ISIN	FR0000120578			Agenda		701486690 - Management
Item	Proposal			Type	Vote	For/Against Management

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU			Non-Voting
1.	Receive the reports of the Board of Directors and the Auditors, approve the Company's financial statements for the YE in 2007, as presented, creating a profit of EUR 3,545,802,559.18			Management	For	For
2.	Receive the reports of the Board of Directors and the Auditors, approve the consolidated financial statements for the said FY, in the form presented to the meeting			Management	For	For
3.
Approve the recommendations of the Board of Directors and
resolves that the income for the FY be appropriated as follows:
Earning for the FY: EUR 3,545,802,559.18, prior retained
earnings: EUR 4,558,248,159.23, distributable income: EUR
8,104,050,718.41, dividends: EUR 2,827,447,453.08, retained
earnings EUR 5,276,603,265.33; receive the net dividend of EUR
2.07 per share, and will entitle to the 40 % deductions provided by the French Tax Code, this dividend will be paid on 21 MAY 2008, in the event that the Company holds some of its own shares on such date, the amount of the unpaid dividend on such shares shall be allocated to the retained earnings account, as required By-Law, it is reminded that, for the last 3 FY, the dividends paid, were as follows: EUR 1.75 for FY 2006, EUR 1.52 for FY 2005, EUR 1.20
for FY 2004
				Management	For	For
4.
Appoint Mr. M. Uwe Bicker as a Director, to replace Mr. M. Rene
Bar Bier De La Serre, for the remainder of Mr. M. Rene Barbier De
La Serre's term of office, I.E. Until; approve the financial statements for the FY 2011
				Management	For	For
5.	Appoint Mr. M. Gunter Thielen as a Director, to replace Mr. M. Jurgen Dormann,for the reminder of Mr. M. Jurgen Dormann's term of office, I.E. and approve the financial statements for the FY 2010			Management	For	For
6.	Appoint Ms. Claudie Haignere as a Director, to replace Mr. M. Hubert Markl, for the remainder of Mr. M. Hubert Markl's term of office, I.E and approve the financial statements for the FY 2011			Management	For	For
7.
Appoint Mr. M. Patrick De Lachevardiere as a Director, to replace
Mr. M. Bruno Weymuller, for the remainder of Mr.M. Bruno
Weymuller, term of office, I.E. and approve the financial
statements for the FY 2011
				Management	For	For
8.	Approve to renew the appointment of Mr. M. Robert Castaigne as a Director for a 2 year period			Management	For	For
9.	Approve to renew the appointment of Mr. M. Christian Mulliez as a Director for a 2 year period			Management	For	For
10.	Approve to renew the appointment of Mr. Jean Marc Bruel as a Director for a 2 year period			Management	For	For

11.	Approve to renew the appointment of Mr. M. Thierry Desmarest as a Director for a 3 year period			Management	For	For
12.	Approve to renew the appointment of Mr. M. Jean Francois Dehecq as a Director for a 3 year period			Management	For	For
13.	Approve to renew the appointment of Mr. M. Igor Landau as a Director for a 3 year period			Management	For	For
14.	Approve to renew the appointment of Mr. M. Lindsay Owen Jones as a Director for a 4 year period			Management	For	For
15.	Approve to renew the appointment of Mr. M. Jean Rene Fourtou as a Director for a 4 year period			Management	For	For
16.	Approve to renew the appointment of Mr. M. Klaus Pohle as a Director for a 4 year period			Management	For	For
17.
Receive the special report of the Auditors on agreements
governed by Article L.225.38 and following ones and Article
L.225.42.1 of the French Commercial Code, approve the
aforementioned report as regard the allowance which would be paid to Mr. M. Jean Francois Dehecq on the occasion of the
cessation of his functions
				Management	For	For
18.
Receive the special report of the Auditors on agreements
governed by Article L.225.38 ET Suivants ET L.225.42.1 of the
French Commercial Code, approve the aforementioned report as regard the allowance which would be paid to Mr. M. Gerard Le Fur on occasion of the cessation of his function
				Management	For	For
19.
Authorize the Board of Directors to trade in the Company's shares on the stock market, subject to the conditions described below:
maximum purchase price: EUR 100.00, maximum number of
shares to be acquired: 10% of the share capital, maximum funds invested in the share buybacks: EUR 13,659,166,440.00;
[Authority is given for an 18 month period] and this delegation of powers supersedes any and all earlier delegations to the same effect; the Board of Directors to take all necessary measures and accomplish all necessary formalities
				Management	For	For
20.	Grant full powers to the bearer of an original, a copy or extract of the minutes of this meeting t carry out all filings, publications and other formalities prescribed By-Laws			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	147141	265794	23-Apr-2008	23-Apr-2008

ROYAL BANK OF SCOTLAND GROUP PLC, EDINBURGH
Security	G76891111			Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date	14-May-2008
ISIN	GB0007547838			Agenda		701563151 - Management
Item	Proposal			Type	Vote	For/Against Management
	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.			Non-Voting
1.
Approve to increase the authorized share capital of the Company by the creation of an additional 6,123,010,462 ordinary shares of
25 pence each in the capital of the Company, such shares forming one class with the existing ordinary shares and having attached thereto the respective rights and privileges and being subject to the limitations and restrictions set out in the Articles of Association of the Company [the Articles of Association]; and the authority to allot relevant securities conferred on the Directors of the Company by Article 13(B) of the Articles of Association for the prescribed ending on the date of the AGM in 2009 be varied by increasing the
Section 80 amount [as defined in the Articles of Association] by
GBP 1,530,752,616 to GBP 2,364,677,687
				Management	For	For
2.
Approve in addition to increase the authorized share capital proposed in Resolution 1, the authorized share capital of the
Company be increased by the creation of an additional
1,000,000,000 ordinary shares of 25 pence each in the capital of the Company, such shares forming one class with the existing ordinary shares and having attached thereto the respective rights and privileges and being subject to the limitations and restrictions set out in the Articles of Association of the Company [the Articles
of Association]; and pursuant to Article 148 of the Articles of
Association, upon the recommendation of the Directors, an
amount of up to GBP 250,000,000 [being part of the sums
standing to the credit of any of the Company's distributable reserves, share premium account or capital redemption reserve as the Directors at their discretion may determine] be capitalized, being such amount as the Directors may determine for the
purposes of issuing new ordinary shares instead of paying an interim dividend in respect of
				Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	97017	0	02-May-2008	02-May-2008

STMICROELECTRONICS NV
Security	N83574108			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	14-May-2008
ISIN	NL0000226223			Agenda		701571792 - Management
Item	Proposal			Type	Vote	For/Against Management

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING
ID 472336 DUE TO DELETION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
	Call to order and opening			Non-Voting
	Report of the Managing Board on the 2007 FY and discussion thereof			Non-Voting
	Report of the Supervisory Board on the 2007 FY and discussion thereof			Non-Voting
1.
Adopt the statutory annual accounts for our 2007 FY, as drawn up by our Managing Board, examined and audited by our
Independent External Auditors, PricewaterhouseCoopers
Accountants N.V., and approved by our Supervisory Board, our statutory annual accounts, which include the reports of our
Managing and Supervisory Boards, have been prepared in
English consistent with the Company's prior practice, and in accordance with IFRS Accounting Standards, as IFRS constitute our statutory reporting standards
				Management	For	For
2.
Approve to distribute a dividend in cash of USD 0.36 per common share, in line with our dividend policy as communicated, in four equal installments, payable for 2008 at [30 MAY], 2008, [29 AUG],
2008, [28 NOV], 2008, and [28 FEB], 2009, payment of an
installment will be made to those holding shares in the Company at the aforementioned dates
				Management	For	For
3.	Grant discharge the sole member of our Managing Board for his management during the 2007 FY			Management	For	For
4.	Grant discharge the members of our Supervisory Board for their supervision during the 2007 FY			Management	For	For
5.	Re-appoint Mr. Carlo Bozotti as the sole member of our Managing Board for a 3 year term effective as of our 2008 AGM to expire at the end of our 2011 AGM			Management	For	For
6.A	Re-appoint Mr. Bruno Steve as a member of our Supervisory Board for a 3-year term effective as of our 2008 AGM to expire at the end of our 2011 AGM			Management	For	For
6.B	Re-appoint Mr. Tom de Waard as a member of our Supervisory Board for a 3-year term effective as of our 2008 AGM to expire at the end of our 2011 AGM			Management	For	For
6.C	Re-appoint Mr. Gerald Arbola as a member of our Supervisory Board for a 3-year term effective as of our 2008 AGM to expire at the end of our 2011 AGM			Management	For	For
6.D	Re-appoint Mr. Didier Lombard as a member of our Supervisory Board for a 3-year term effective as of our 2008 AGM to expire at the end of our 2011 AGM			Management	Against	Against
6.E	Re-appoint Mr. Antonino Turicchi as a member of our Supervisory Board for a 3-year term effective as of our 2008 AGM to expire at the end of our 2011 AGM			Management	For	For
	Reporting of assessment of the functioning of PricewaterhousseCoopers Accounta-nts N.V., our the External Auditor			Non-Voting
7.
Re-appoint PricewaterhouseCoopers Accountants N.V. as our
External Auditors for a 2-year term effective as of our 2008 AGM to expire at the end of our 2010 AGM, given the review under 7-a of the agenda there seems to be adequate reasons to request the re-appointment of the External Auditor
				Management	For	For

8.
Approve the delegation to our Supervisory Board of the power to grant Mr. C. Bozotti up to a maximum number of 100,000 common shares, in the form of Unvested Stock Awards, for services to be rendered in 2008 as our President and Chief Executive Officer,
whereby the vesting of such Unvested Stock Awards will be tied to
Company performance, according to predetermined and
quantifiable criteria to be fixed by our Supervisory Board upon the recommendation of its Compensation Committee, with the
objective of creating long-term value for our shareholders. the
Unvested Stock Awards are intended to provide an incentive to our President and Chief Executive Officer to increase his efforts for the success of our Company by offering him an opportunity to obtain or increase his proprietary interest in our Company through the vesting of the up to 100,000 Unvested Stock Awards to be granted to him, provided the performance conditions attached to vesting of such Awards are met, the compensation for our
President and Chief Exe
				Management	For	For
9.
Approve the set the compensation of the Chairman and the Vice
Chairman of our Supervisory Board at EUR 115,000 per annum;
to set the compensation of the President of our Audit Committee at EUR 115,000 per annum; to set the compensation of the other members of our Supervisory Board at EUR 57,000 per annum; to set the compensation of the members of our Audit Committee at
EUR 7,500 per annum; to set the compensation of the members
of our Compensation Committee at EUR 3,500 per annum; to set the compensation of the members of our Strategic Committee at
EUR 3,500 per annum; to set the compensation of the members
of our Nominating and Corporate Governance Committee at EUR
3,500 per annum; to set the attendance fee per meeting of our
Supervisory Board and of any Committee of our Supervisory
Board at EUR 1,500 [with no limitation on the number of
Committees on which Supervisory Board members may serve];
and to set the attendance fees per meeting by telephone or
videoconference at EUR 375, given that most members of t
				Management	For	For
10.
Approve our new 3 year Stock-Based Compensation Plan for the members and professionals of our Supervisory Board, this plan provides for the grant of up to 15,000 stock awards at a strike price of EUR 1.04, corresponding to the nominal value of our share, to Supervisory Board members, and of up to 7,500 stock awards at a strike price of EUR 1.04, for professionals of the
Supervisory Board, this new three year Stock-Based
Compensation Plan is intended to attract and retain suitable candidates for this demanding position in an international
environment
				Management	Against	Against
11.
Approve our new 5 year Employee Share Plan, the Employee
Share Plan will provide that Senior Directors and Management may be granted options under restricted criteria, these criteria may be linked to the Company's performance in 2008, the maximum
number of 'restricted' options shall be six million one hundred thousand [six million one hundred thousand shares], this new
Employee Share Plan is intended to provide an incentive to our employees to increase their efforts for our success by offering them an opportunity to obtain or increase their proprietary interest in us through grants under this new Employee Share Plan; and
authorize our Supervisory Board to approve the following grant of
Stock-Based Compensation to our employees: the grant of Stock-
Based Compensation will be in the form of a right to acquire common shares out of our existing treasury shares; Employees will receive Stock-Based Compensation at no consideration; the vesting conditions will be determined by our Supervisory Board or its Compensatio
				Management	For	For

12.
Authorize the Managing Board to acquire for a consideration on a stock exchange or otherwise up to such a number of fully paid-up common shares and/or preference shares in our share capital as is permitted by law and our Articles of Association as per the moment of such acquisition other than acquisition of shares
pursuant to Article 5 paragraph 2 of our Articles of Association for a price (i) per common share which at such moment is within a range between the par value of a common share and 110% of the share price per common share on Eurolist by Euronext Paris, the
New York Stock Exchange or Borsa Italiana, whichever at such moment is the highest, and (ii) per preference share which is equal to the par value of a preference share increased with an amount equal to the accrued but unpaid dividend on such
preference share per the relevant repurchase date, mutatis
mutandis calculated in accordance with Article 37 paragraph 2 sub
e of our Articles of Association, all subject to the approval of our
Supervisory Boa
				Management	For	For
	Questions and answers			Non-Voting
	Closing			Non-Voting
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	990162	77038	07-May-2008	07-May-2008

UNILEVER NV
Security	N8981F271			Meeting Type		Ordinary General Meeting
Ticker Symbol				Meeting Date	15-May-2008
ISIN	NL0000009355			Agenda		701506822 - Management
Item	Proposal			Type	Vote	For/Against Management
1.	Report and accounts for the YE 31 DEC 2007			Non-Voting
2.	Adopt the annual accounts and approve the appropriation of the profit for the 2007 FY			Management	For	For
3.	Grant discharge to the Executive Directors in office in the 2007 FY for the fulfilment of their task			Management	For	For
4.	Grant discharge to the Non-Executive Directors in office in the 2007 FY for the fulfilment of their task			Management	For	For
5.	Re-appoint Mr. P.J. Cescau as an Executive Director			Management	For	For
6.	Appoint Mr. J.A. Lawrence as an Executive Director			Management	For	For
7.	Approve to increase GSIP award and bonus limits for Mr. J.A. Lawrence			Management	For	For
8.	Re-appoint Professor. G. Berger as a Non-Executive Director			Management	For	For
9.	Re-appoint the Rt. Hon. the Lord Brittan of Spennithorne QC, DL as a Non-Executive Director			Management	For	For
10.	Re-appoint Mr. W. Dik as a Non-Executive Director			Management	For	For
11.	Re-appoint Mr. C.E. Golden as a Non-Executive Director			Management	For	For
12.	Re-appoint Dr. B.E. Grote as a Non-Executive Director			Management	For	For
13.	Re-appoint Mr. N. Murthy as a Non-Executive Director			Management	For	For
14.	Re-appoint Ms. H. Nyasulu as a Non-Executive Director			Management	For	For
15.	Re-appoint The Lord Simon of Highbury CBE as a Non-Executive Director			Management	For	For
16.	Re-appoint Mr. K.J. Storm as a Non-Executive Director			Management	For	For
17.	Re-appoint Mr. M. Treschow as a Non-Executive Director			Management	For	For
18.	Re-appoint Mr. J. Van Der Veer as a Non-Executive Director			Management	For	For
19.	Appoint PricewaterhouseCoopers Accountants N.V. as the Auditors of the Company			Management	For	For
20.	Approve to change the reporting language			Management	For	For
21.	Approve to designate the Board of Directors as the Company body authorized to issue shares in the Company			Management	Against	Against
22.	Authorize the Board of Directors to purchase shares and depositary receipts in the Company			Management	For	For
23.	Approve to reduce the capital through cancellation of shares			Management	For	For
24.	Any other business and closing			Non-Voting
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	526704	0	25-Apr-2008	25-Apr-2008

ITV PLC, LONDON
Security	G4984A110			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	15-May-2008
ISIN	GB0033986497			Agenda		701508131 - Management
Item	Proposal			Type	Vote	For/Against Management
1.	Receive and adopt the report and accounts			Management	For	For
2.	Approve the remuneration report			Management	For	For
3.	Declare a final dividend of 1.8p			Management	For	For
4.	Elect Mr. Dawn Airey as a Director			Management	Abstain	Against
5.	Re-elect Sir James Crosby as a Non-Executive Director			Management	For	For
6.	Elect Mr. Rupert Howell as a Director			Management	For	For
7.	Elect Mr. Heather Killen as a Non-Executive Director			Management	For	For
8.	Elect Mr. John Ormerod as a Non-Executive Director			Management	For	For
9.	Re-elect Mr. Baroness Usha Prashar as a Non-Executive Director			Management	For	For
10.	Elect Mr. Agnes Tourane as a Non-Executive Director			Management	For	For
11.	Re-appoint KPMG Audit PLC as the Auditors			Management	For	For
12.	Authorize the Directors to determine the Auditors' remuneration			Management	For	For
13.	Grant authority to allot shares			Management	For	For
S.14	Approve to disapply the pre-emption rights			Management	For	For
15.	Grant authority for certain donations and expenditure			Management	For	For
S.16	Approve to purchase own shares			Management	For	For
S.17	Approve the new Articles of Association			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	8228300	0	07-May-2008	07-May-2008

DEUTSCHE TELEKOM AG
Security	D2035M136			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	15-May-2008
ISIN	DE0005557508			Agenda		701525896 - Management
Item	Proposal			Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED
DEPENDING ON SOME SUBCUSTODIANS'-PROCESSING IN
THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE TO-OBTAIN BLOCKING INFORMATION
FOR YOUR ACCOUNTS.
Non-Voting
1.
Presentation of the financial statements and annual report for the
2007 FY wit-h the report of the Supervisory Board, the Group financial statements and Grou-p annual report and the re-port pursuant to sections 289(4) and 315(4) of the-German
Commercial Code
Non-Voting
2.
Resolution on the appropriation of distributable profit of EUR
6,678,623,284.42 as follows: payment of a dividend of EUR 0.78 per no-par share EUR 3,293,078,093.86 shall be carried forward
Ex-dividend and payable date: 16 MAY 2008
				Management	For	For
3.	Ratification of the acts of the Board of Managing Directors			Management	For	For
4.	Ratification of the acts of the Supervisory Board			Management	For	For
5.
Appointment of the Auditors for the 2007 FY and for the review of the condensed financial statements and the interim management report pursuant to Sections 37w(5), 37y No. 2 of the German
Securities Trading Act: PricewaterhouseCoopers AG, Frankfurt
and Ernst + Young AG, Stuttgart
				Management	For	For
6.
Renewal of the authorization to acquire own shares; the Company shall be authorized to acquire up to 436,131,999 own shares, at a price differing neither more than 5% from the market price of the shares if they are acquired through the stock exchange, nor more than 10% if they are acquire d by way of a repurchase offer, on or before 14 NOV 2009; the Board of Managing Directors shall be authorized to offer the shares to shareholders by way of a rights offering, to dispose of the shares in a manner other than the stock exchange or a rights offering if the shares are s old at a price not materially below the market price of the shares, to float the shares on foreign stock exchanges, to use the shares for acquisition purposes, to use the shares for satisfying convertible and/or option rights or as employee shares, and to retire the shares
				Management	For	For
7.	Election of Prof. Dr. Ulrich Lehner to the Supervisory Board			Management	For	For
8.	Election of Mr. Martin Bury to the Supervisory Board			Management	For	For
9.
Approval of the control and profit transfer agreement with the
Company's wholly-owned subsidiary, Lambda
Telekommunikationsdienste GMBH, effective retroactively from 01
JAN 2008 for a period of at least 5 years
				Management	For	For
10.
Approval of the control and profit transfer agreement with the
Company's wholly-owned subsidiary, Ominkron
Telekommunikationsdienste GMBH, effective retroactively from 01
JAN 2008for a period of at least 5 years
				Management	For	For

11.
Approval of the control and profit transfer agreement with the
Company's wholly-owned Subsidiary, theta
Telekommunikationsdienste GMBH, effective retroactively from 01
JAN 2008 for a period of at least 5 years
				Management	For	For
12.
Approval of the control and profit transfer agreement with the
Company's wholly-owned subsidiary, Eta
Telekommunikationsdienste GMBH, effective retroactively from 01
JAN 2008 for a period of at least 5 years 1
				Management	For	For
13.
Approval of the control and profit transfer agreement with the
Company's wholly-owned subsidiary, Epsilon
Telekommunikationsdienste GMBH, effective retroactively from 01
JAN 2008 for a period of at least 5 years
				Management	For	For
14.
Approval of the control and profit transfer agreement with the
Company's wholly-owned subsidiary, Omega
Telekommunikationsdienste GMBH, effective retroactively from 01
JAN 2008 for a period of at least 5 years
				Management	For	For
15.
Approval of the control and profit transfer agreement with the
Company's wholly-owned subsidiary, Sigma
Telekommunikationsdienste GMBH, effective retroactively from 01
JAN 2008 for a period of at least 5 years
				Management	For	For
16.
Approval of the control and profit transfer agreement with the
Company's wholly-owned subsidiary, Kappa
Telekommunikationsdienste GMBH, effective retroactively from 01
JAN 2008 for a period of at least 5 years
				Management	For	For
17.
Amendment to Section 13(3)2 of the Articles of Association; in
respect Members of the Nomination Committee being excluded
from receiving an additional remuneration for their Membership in this Committee
				Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	105470	2003930	02-May-2008	02-May-2008

CREDIT AGRICOLE SA, PARIS
Security	F22797108			Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date	21-May-2008
ISIN	FR0000045072			Agenda		701501000 - Management
Item	Proposal			Type	Vote	For/Against Management

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.     The followin-g applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will-be
forwarded to the Global Custodians that have become Registered
Intermediar-ies, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Gl-obal Custodian will sign the Proxy
Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative
Non-Voting
	PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK YOU.			Non-Voting
O.1
Receive the reports of the Board of Directors and the Auditors, and approve the Company's financial statements for the YE in 31
DEC 2007, as presented; the expenses and charges that were not
Tax-Deductible of EUR 124,921.00 with a corresponding Tax of
EUR 43,010.00
				Management	For	For
O.2	Receive the the reports of the Board of Directors and the auditors, and approve the consolidated financial statements for the said FY, in the form presented to the meeting			Management	For	For
O.3
Approve the net income for the FY is of EUR 4,895,676,609.65 and the prior retained earnings being of EUR 2,253,079,831.75 the total amount to be allocated is of EUR 7,148,756,441.40, and the recommendation of the Board of Directors and resolves that this distributable amount be appropriated as follows: to the Legal
Reserve: EUR 23,434,444.49 dividends: EUR 2,003,708,246.40 to the retained earnings: EUR 5,121,613,750.51, and receive a net dividend of EUR 1.20 per share, and will entitle to the 40%
deduction provided by the French Tax Code; this dividend will be paid on 23 JUN 2008, in the event that the Credit Agricole S.A.
Holds some of its own shares on the day the dividend is paid, the amount of the unpaid dividend on such shares shall be allocated to the 'retained earnings' account; as required By Law
				Management	For	For
O.4
Approve the dividend payment will be carried out in cash or in shares [80% in shares, i.e. EUR 0.96 per share, and 20% in cash,
i.e EUR 0.24], as per the following conditions: reinvestment period will be effective from 30 MAY 2008 to13 JUN, 2008, the new
shares will be created with dividend rights as of 01 JAN 2008, at the close of the subscription period; receive the dividend payment in cash, on 23 JUN 2008; and authorize the Board of Directors to take all necessary measures and accomplish all necessary
formalities
				Management	For	For
O.5	Approve the special report of the Auditors on agreements governed by Articles L.225.38 and Sequence, of the French Commercial Code, said report and the agreements referred to therein			Management	For	For
O.6	Approve the special report of the Auditors on agreements governed by Article L.225.42.1, of the French Commercial Code, the agreements related of Mr. Edouard Esparbes referred to therein			Management	For	For
O.7	Approve to renew the appointment of Mr. Philippe Camus as a Director for a 3 year period			Management	Against	Against
O.8	Approve to renew the appointment of Mr. Rene Carron as a Director for a 3 year period			Management	Against	Against

O.9	Approve to renew the appointment of Mr. Alain Dieval as a Director for a 3 year period			Management	Against	Against
O.10	Approve to renew the appointment of Mr. Xavier Fontanet as a Director for a 3 year period			Management	For	For
O.11	Approve to renew the appointment of Mr. Michel Jay as a Director for a 3 year period			Management	For	For
O.12	Approve to renew the appointment of Mr. Michel Michaut as a Director for a 3 year period			Management	Against	Against
O.13
Appoint Mr. Gerard Cazals as a Director, to replace Mr. Jean
Pierre Pargade who resigned, for the remainder of Mr. Jean Pierre
Pargade's term of office, i.e. Until the shareholders' meeting called to approve the financial statements for the FYE in 31 DEC 2008
				Management	Against	Against
O.14
Ratify the appointment of Mr. Michel Mathieu as a Director, to replace Mr. Jean Roger Drouet who resigned, for the remainder of
Mr. Jean Roger Drouet's term of office, I.E. Until the shareholders'
meeting called to approve the financial statements for the FYE in
31 DEC 2010
				Management	Against	Against
O.15
Appoint the Director, to replace Mr. Daniel Lebegue, for the remainder of Mr. Daniel Lebegue's term of office, i.e. until the shareholder's meeting called to approve the financial statements for the FYE 31 DEC 2010
				Management	For	For
O.16	Approve to award total annual fees of EUR 950,000.00 to the Members of the Board of Directors			Management	For	For
O.17
Authorize the Board of Directors, to trade in the Company's
shares on the stock market subject to the conditions described below; Maximum Purchase price: EUR 35.00, maximum number
of shares to be acquired: 10% of the share capital [i.e. a Maximum number of 166,975,687 shares], maximum funds invested in the share buybacks: EUR 3,000,000,000.00, [Authority expires is
given for an 18 month period]; it supersedes the authorization granted by the shareholders' meeting 23 MAY 2007; the number of shares acquired by the Company with a view to their retention or their subsequent delivery in payment or exchange as part of a merger, divestment or capital contribution cannot exceed 5% of its capital, and to take all necessary measures and accomplish all necessary formalities
				Management	Against	Against
E.18
Authorize the Board of Directors the necessary powers to increase the capital on 1 or more occasions, in France or Abroad, by
issuance, with preferred subscription rights maintained, of ordinary shares of the Company and or any other securities giving access to ordinary shares of the Company or giving right to a debt
security, the maximum nominal amount of capital increases to be carried out Under this delegation of authority shall not exceed
EUR 2,500,000,000.00, the maximum nominal amount of debt
securities which may be issued shall not exceed EUR
5,000,000,000.00, and to take all necessary measures and
accomplish all necessary formalities; [Authority is given for a 26-
month period] it supersedes the unused fraction of the delegation granted by the shareholders' meeting of 23 MAY 2007 in its
Resolution 14
				Management	For	For
E.19
Authorize the Board of Directors the necessary powers to decide to proceed, with out pre emptive subscription rights, with the issuance of all securities set forth in Resolution 18 [point 1], it decides that: the maximum nominal amount of capital increases to be carried out under this delegation of authority shall not exceed
EUR 1,000,000,000.00 in the event of an issuance with and EUR
500,000,000.00 in the event issuance without a time limited of subscription priority, the maximum nominal amount of debt
securities which may be issued shall not exceed EUR
				Management	Against	Against

5,000,000,000.00, the whole within the limit of the fraction unused of the ceilings set forth in Resolution 18 and, it is specified that any issuance carried out accordingly with the present resolution shall count against the corresponding ceiling(s); and to take all necessary measures and formalities; [Authority expires is given for a 26 month period] it supersedes the delegation granted by the shareholders' meeting of 23 MAY 2007, in its Resolution Nr. 15

E.20
Authorize the Board of Directors, to increase the number of
securities to be issued in the event of capital increases [decided accordingly with Resolution Nr. 18, 19, 24, 25, and 26] with or without preferential subscription right of shareholders, at the same price as the initial issue, within 30 days of the closing of the subscription period and up to a maximum of 15% of the initial issue, it resolves that the maximum nominal amount of capital increases, with or without preferential subscription right of shareholders, carried out accordingly the present delegation, those granted in Resolution Nr 24, 25 and 26 being excluded, shall count against the overall ceilings of capital increases set forth in Resolution number 18 and 19; and to take all necessary measures and accomplish all necessary formalities; [Authority expires is given for a 26 month period] it supersedes meeting of
23 MAY 2007, in its Resolution Nr 16
				Management	Against	Against
E.21
Authorize the Board of Directors to increase the share capital up to 10% of the share capital, by way of issuing shares or securities giving access to the capital, in consideration for the contribution in kind granted to the Company and comprised of capital securities or securities giving access to share capital, the maximum amount of capital increases to be carried out accordingly the present delegation, shall count against the limit of the overall ceilings set forth in Resolution Nr 18 ad 19; and to take all necessary
measures and accomplish all necessary formalities, [authority expires is given for a 26 month period], it supersedes the
delegation granted by the shareholders meeting of 23 MAY 2007, in its Resolution Nr. 17
				Management	Against	Against
E.22
Authorize the Board of Directors within the limit of 5% of the
Company's share capital, to set the issue price of the ordinary shares or securities to be issued, without pre emptive subscription rights, giving access to the terms and conditions determined by the shareholders meeting
				Management	Against	Against
E.23
Authorize the Board of Directors to increase the share capital, in 1 or more occasions and at its sole discretion, by a maximum
nominal amount of EUR 3,000,000,000.00, by way of capitalizing premiums, reserves, profits or other means, provided that such capitalization is allowed by Law and under the By Laws, by issuing bonus shares or raising the par value of existing shares, or by a combination of these methods, this amount is different from the overall ceiling set forth in Resolutions Nr. 18 and 19; and to take all necessary measures and accomplish all necessary formalities;
[Authority expires is given for a 26 month period], it supersedes the delegation granted by the shareholders of 23 MAY 2007, in its
Resolution Nr. 19
				Management	For	For
E.24
Authorize the Board of Directors to increase the share capital on 1 or more occasions at its sole discretion by way of issuing shares in favour of the employees of the credit Agricole S.A, Members of a Company Savings Plan; [Authority expires is given for a 26 month period] and for a nominal amount that shall not exceed
EUR 150,000,000.00; and to decide to cancel the shareholders'
preferential subscription rights in favour of the beneficiaries above mentioned; and to take all necessary formalities, this delegation superseded the delegation granted by the shareholder's meeting of 23 May 2007 in its Resolution Nr. 20
				Management	For	For
E.25
Authorize the Board of Directors to increase the share capital on 1 or more occasions at its sole discretion, by way of issuing new shares in favour of the Company Credit Agricole International employees; [Authority expires is given for an 18-month period] and for a nominal amount that shall not exceed EUR 40,000,000.00, and to decide to cancel the shareholders' preferential subscription rights in favour of the beneficiary above mentioned; and to take all necessary measures and accomplish all necessary formalities, this delegation supersedes the delegation granted by the
shareholders' meeting of 23 MAY 1007, in its Resolution Nr. 21
				Management	For	For

E.26
Authorize the Board of Directors to increase the share capital, on
1or more occasions, at its sole discretion, by way of issuing new shares in favour of the employees of the group Credit Agricole,
Members of an enterprise group savings plan in the USA,
[Authority expires is given for a 26 month period] and for a nominal amount that shall not exceed EUR 40,000,000.00, to
decides to cancel the shareholders' preferential subscription rights in favour of the beneficiaries; and to take all necessary measures and accomplish all necessary formalities, this delegation
supersedes the delegation granted by the shareholders' meeting of MAY 23 2007 in its Resolution Nr. 22
				Management	Against	Against
E.27
Authorize the Board of Directors to grant, in 1or more
transactions, to beneficiaries to be chosen by it, options giving the right either to subscribe for new shares in the Company to be issued through a share capital increase, or to purchase existing shares purchased by the Company, it being provided that the
options shall not give rights to a total number of shares, which shall exceed 2% of the share capital [within the limit of the overall ceilings set forth in Resolution Nr.18 and 19] and decides to cancel the shareholders preferential subscription rights in favour of the employees and/or the corporate officers of the Company and related Companies the shareholders meeting delegates; and
to take all necessary measures and accomplish all necessary
formalities, [Authority expires is given for a 38 month period], it supersedes by the shareholders meeting of 17 MAY 2006, in its
Resolution Nr. 20
				Management	For	For
E.28
Authorize the Board of Directors to grant, for free, on 1 or more occasions, existing or future shares, in favour of the employees or the Corporate officers of the Company and related Companies, they may not represent more than 1% of the share capital [the whole within the limit of the overall ceilings set forth in Resolution
Nr. 18 and 19], decide to cancel the shareholders' preferential subscription rights in favour of the beneficiaries above mentioned;
and to take all necessary measures and accomplish all necessary formalities; [Authority expires is given for a 38 month period]
				Management	For	For
E.29
Authorize the Board of Directors to reduce the share capital, on 1 or more occasions and at its sole discretion, by canceling all or part of the shares held by the Company in connection with a stock repurchase plan, up to a maximum of 10% of the share capital over a 24 month period; [Authority expires is given for a 24 month period], it supersedes the authorization granted by the
shareholders' meeting of 23 MAY 2007, in its Resolution Nr. 23
				Management	For	For
E.30	Grant full powers to the Bearer of an original, a copy or extract of the minutes of this meeting to carry out all filings, publications and other formalities prescribed By Law			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	55558	265542	08-May-2008	08-May-2008

GLAXOSMITHKLINE PLC
Security	G3910J112			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	21-May-2008
ISIN	GB0009252882			Agenda		701503991 - Management
Item	Proposal			Type	Vote	For/Against Management
1.	Receive and adopt the Directors' report and the financial statements for the YE 31 DEC 2007			Management	For	For
2.	Approve the remuneration report for the YE 31 DEC 2007			Management	For	For
3.	Elect Mr. Andrew Witty as a Director			Management	For	For
4.	Elect Mr. Christopher Viehbacher as a Director			Management	For	For
5.	Elect Professor Sir Roy Anderson as a Director			Management	For	For
6.	Re-elect Sir Christopher Gent as a Director			Management	For	For
7.	Re-elect Sir Ian Prosser as a Director			Management	For	For
8.	Re-elect Dr. Ronaldo Schmitz as a Director			Management	For	For
9.	Authorize the Audit Committee to re-appoint PricewaterhouseCoopers LLP as the Auditors to the Company to hold office from the end of the next meeting at which accounts are laid before the Company			Management	For	For
10.	Authorize the Audit Committee to determine the remuneration of the Auditors			Management	For	For
11.
Authorize the Company, in accordance with Section 366 of the
Companies Act 2006 [the 2006 Act], to make donations to political organizations as defined in Section 363 of the 2006 Act, not exceeding GBP 50,000 in total and political expenditure, as
defined in Section 365 of the 2006 Act up to a maximum
aggregate amount of GBP 50,000; [Authority expires the earlier of the conclusion of the next AGM in 2009 or 20 NOV 2009]
				Management	For	For
12.
Authorize the Directors, in substitution for all substituting authorities, to exercise all powers of the Company to allot relevant securities [Section 80 of the Act] up to an aggregate nominal amount of GBP 456,791,387; [Authority expires the earlier of the conclusion of the Company's AGM to be held in 2009 or 20 NOV
2009]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
				Management	For	For
S.13
Authorize the Directors, for the purposes of Article 12 of the
Company's Articles of Association and pursuant to Section 95 of the Act, to allot equity securities [Section 94 of the Act] for cash pursuant to the authority conferred on the Directors by Resolution
12 and /or where such allotment constitutes an allotment of equity securities by virtue of Section 94(3A)of the Act, disapplying the statutory pre-emption rights [Section 89(1)], provided that this power is limited to the allotment of equity securities: a) in connection with a rights issue [as defined in Article 12.5 of the
Company's Articles of Association] provided that an offer of equity securities pursuant to any such rights issue need not be open to any shareholder holding ordinary shares as treasury shares; and
b) up to an aggregate nominal amount of GBP 68,525,560;
[Authority expires the earlier of the conclusion of the next AGM of the Company to be held in 2009 or on 20 NOV 2009]; and the
Directors to allot equity securities after the expiry o
				Management	For	For
S.14
Authorize the Company, for the purposes of Section 166 of the
1985 Act, to make market purchases [Section 163 of the 1985 Act]
of up to 584,204,484 ordinary shares of 25p each, at a minimum price of 25p and up to 105% of the average middle market
quotations for such shares derived from the London Stock
Exchange Daily Official List, over the previous 5 business days and the higher of the price of the last independent trade and the highest current independent bid on the London Stock Exchange
Official List at the time the purchase is carried out; [Authority expires the earlier of the conclusion of the next AGM of the
Company to be held in 2009 or on 20 NOV 2009]; the Company,
before the expiry, may make a contract to purchase ordinary
shares which will or may be executed wholly or partly after such expiry
				Management	For	For

S.15	Adopt the Articles of the association of the Company in substitution for, and to the exclusion of, all existing Articles of Association of the Company			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	1276608	0	12-May-2008	12-May-2008

NATIXIS, PARIS
Security	F6483L100			Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date	22-May-2008
ISIN	FR0000120685			Agenda		701547450 - Management
Item	Proposal			Type	Vote	For/Against Management

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.   The following-applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will b-e
forwarded to the Global Custodians that have become Registered
Intermediarie-s, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Glob-al Custodian will sign the Proxy
Card and forward to the local custodian. If y-ou are unsure
whether your Global Custodian acts as Registered Intermediary,
p-lease contact your representative
Non-Voting
	PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.			Non-Voting
O.1	Approve the comments of the Supervisory Board on the Executive Committee's report and the Auditors' reports, the Company's financial statements for the YE 31 DEC 2007, as presented			Management	For	For
O.2	Receive the special report of the Auditors on agreements Governed by Article l.225.86 of the French Commercial code, approve said report and the agreements referred to therein			Management	For	For
O.3
Approve the recommendations of the Executive Committee and
resolves that the result for the FY and resolves that the loss for the FY of EUR 467,183,610.92, be appropriated by charging it to the retained earnings for EUR 434,333 the general reserve for
EUR 101,687,301.10 the other reserves for EUR 198,166,070.35 the issue premium for EUR 166,895,906.47 charged total equal to the loss, i.e.: EUR 467,183,610.92 it resolves: to withdraw EUR
549,919,212.30 from the issue premium to pay dividends, i.e.
EUR 549,919,212.30, to the share holders the shareholders will receive a net dividend of EUR 0.45 per each one of the
1,222,042,694 shares; this dividend will be paid on 27 JUN 2008;
as required by law
				Management	For	For
O.4
Approve the dividend payment will be carried out in cash or in shares as per the following conditions: the new shares will be created with dividend rights as of 01 JAN 2008 if the amount of the dividends is not equal to an integer, the shareholder will receive: either the number of shares immediately lower,
completed by a balancing cash adjustment, or the number of
shares immediately Superior completed by an additional cash
instalment, at the close of the subscription period, the
shareholders will receive the dividend payment in cash, on 27
JUN 2008; authorize the Executive Committee to take all
necessary measures and accomplish all necessary formalities and to amend in consequence Article 3 of the Bylaws
				Management	For	For
O.5
Receive the report related to the transactions carried out by natixix and the related Companies and the Auditors' one, and approve the consolidated financial statements for the said FY, in the form presented to the meeting
				Management	For	For
O.6
Authorize the Executive Committee to Buy back the Company's
shares on the open market, subject to the conditions described below: maximum purchase price: EUR 30.00, maximum number
of shares to be acquired: 5% of the share capital, i.e. 61,102,134 shares, maximum funds invested in the share Buybacks: EUR
1,833,000.00; [Authorization is given for an 18 month period] and to take all necessary measures and accomplish all necessary
formalities
				Management	Against	Against

E.7
Authorize the Executive Committee in one or more transactions, to employees and Corporate officers of the Company and related
Companies, options giving the right either to subscribe for new shares in the Company to be issued through a share capital
increase, or to purchase existing shares purchased by the
Company, it being provided that the options shall not give rights to a total number of shares, which shall exceed 10,000,000;
[Authorization is granted for a 38 month period]; approve to decides the cancel the shareholders' preferential subscription rights in favour of the beneficiaries aforementioned, and to take all necessary measures and accomplish all necessary formalities
				Management	Against	Against
E.8
Authorize the Executive Committee to increase on one or more occasions, in France or abroad, the share capital by issuance, with the shareholders' preferred subscription rights maintained, of ordinary shares or any securities giving access to the capital;
[Authorization is given for a 26 month period] the maximal nominal amount of capital increases to be carried out under this delegation of authority s hall not exceed EUR 150,000,000.00; the nominal amount of debt securities issued shall not exceed EUR
1,500,000,000.00; the shareholders' meeting; and to take all necessary measures and accomplish all necessary formalities, and the Executive Committee all powers to charge the share
issuance costs against the related premiums and deduct from the premiums the amounts necessary to raise the legal reserve to
1/10 of the new capital after each increase
				Management	For	For
E.9
Authorize the Executive Committee to increase on one or more occasions, in France or abroad, the share capital by issuance, with cancellation of preferential subscription rights, of ordinary shares or any securities giving access to the capital; the maxi mal nominal amount of capital increases to be carried out under this delegation of authority shall not exceed EUR 150,000,000.00 [this amount counting against the ceiling set forth in the previous resolution] the nominal amount of debt securities issued shall not exceed EUR 1,500,000,000.00 [this amount counting against the ceiling set forth in t he previous resolution] [Authorization is given for a 26 month period]; and to take all necessary measures and accomplish all necessary formalities and the Executive Committee to charge the share issuance costs against the relate d premiums and deduct from the premiums the amounts necessary to raise the legal reserve to 1/10 of t he new capital after each increase
				Management	Against	Against
E.10
Authorize the Executive Committee may decide to increase the number of securities to be issued in the event of a capital increase with or without preferential subscription right of shareholders, at the same price as the initial issue, within 30 days of the closing of the subscription period and up to a maximum of 15 % of the initial issue, the limit of the global ceiling set forth in resolution 15 that can not be exceeded
				Management	For	For
E.11
Receive the report of the Executive Committee, the shareholders'
meeting decides that the various delegation given to it at the present meeting shall be used in whole or in part in accordance with the legal provisions in force, during periods when exchange offers are in effect for the Company's shares for a 26 month period, starting from the date of the present meeting; and the
Executive Committee to increase the share capital, up to 10% of the share capital, by way of issuing shares or securities giving
				Management	For	For

access to the capital, in consideration for the contributions in kind granted to the Company and comprised of capital securities or securities giving access to share capital; [Authorization is granted for a 26 month period]; approve to decides the cancel the share holders' preferential subscription rights in favour of the holders of the securities issued by the present shareholders' meeting and giving access to the capital and the Executive Committee to take all necessary measures and accomplish all necessary formalities;
and the executive committee to charge the share issuance costs against the related premiums and deduct from the premiums the amounts necessary to raise the legal reserve to 1/10 of the new capital after each increase

E.12
Authorize the Executive Committee in order to increase the share capital, in one or more occasions and at its sole discretion, by a maximum nominal amount of EUR 150,000,000.00, by way of
capitalizing premiums, reserves, profits or other means, provided that such capitalization is allowed by law and under the by laws, by issuing bonus shares or raising the par value of existing shares, or by a combination of these methods; [Authorization is given for a 26 month period] and to take all necessary measures and accomplish all necessary formalities
				Management	For	For
E.13
Authorize the Executive Committee to increase the share capital, on one or more occasions, by way of issuing new shares paid in cash, in favour of employees of the Company or related
Companies, who are Members of a Company savings plan;
[Authorization is given for a 26 month period]; and for a nominal amount that shall not exceed EUR 16,000,000.00; approve to
decides the cancel the shareholder s' preferential subscription rights in favour of beneficiaries aforementioned, and to take all necessary measures and accomplish all necessary formalities
				Management	For	For
E.14
Authorize the Executive Committee to reduce the share capital, on one or more occasions and at its sole discretion, by cancelling all or part of the shares held by the Company in connection with a stock repurchase plan, up to a maximum of 5% of the share
capital; [Authorization is given for an 18 month period] and to take all necessary measures and accomplish all necessary formalities
				Management	For	For
E.15	Grant full powers to the bearer of an original, a copy or extract of the minutes of this meeting to carry out all filings, publications and other formalities prescribed by law			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	512705	108095	08-May-2008	08-May-2008

SEVEN & I HOLDINGS CO.,LTD.
Security	J7165H108			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	22-May-2008
ISIN	JP3422950000			Agenda		701565028 - Management
Item	Proposal			Type	Vote	For/Against Management
	Please reference meeting materials.			Non-Voting
1.	Approve Appropriation of Retained Earnings			Management	For	For
2.	Approve Reduction of Legal Reserve			Management	For	For
3.	Amend the Articles of Incorporation			Management	For	For
4.1	Appoint a Director			Management	Against	Against
4.2	Appoint a Director			Management	Against	Against
4.3	Appoint a Director			Management	Against	Against
4.4	Appoint a Director			Management	Against	Against
4.5	Appoint a Director			Management	Against	Against
4.6	Appoint a Director			Management	Against	Against
4.7	Appoint a Director			Management	Against	Against
4.8	Appoint a Director			Management	Against	Against
4.9	Appoint a Director			Management	Against	Against
4.10	Appoint a Director			Management	Against	Against
4.11	Appoint a Director			Management	For	For
4.12	Appoint a Director			Management	For	For
4.13	Appoint a Director			Management	For	For
5.	Determination of amount and content of stock options for stock- linked compensation to directors			Management	For	For
6.
Entrusting to the Company's Board of Directors determination of the subscription requirements for the share subscription rights, as stock options for stock-linked compensation issued to the
executive officers of the Company, as well as the directors and executive officers of the Company's subsidiaries
				Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	739200	51800	08-May-2008	08-May-2008

FRANCE TELECOM SA, PARIS
Security	F4113C103			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	27-May-2008
ISIN	FR0000133308			Agenda		701531849 - Management
Item	Proposal			Type	Vote	For/Against Management

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.  The following a-pplies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will be-
forwarded to the Global Custodians that have become Registered
Intermediaries-, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Globa-l Custodian will sign the Proxy
Card and forward to the local custodian. If yo-u are unsure
whether your Global Custodian acts as Registered Intermediary, pl-ease contact your representative
Non-Voting
	PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.			Non-Voting
O.1
Receive the reports of the Board of Directors and the Auditors;
and approve the Company's financial statements for the YE in 31
DEC 2007, as presented, showing income of EUR
7,330,505,340.29; accordingly, grant permanent discharge to the
Members of the Board of Directors for the performance of their duties during the said FY
				Management	For	For
O.2	Receive the reports of the Board of Directors and the Auditors; and approve the consolidated financial statements for the said FY, in the form presented to the meeting			Management	For	For
O.3
Approve to deduct from the income for the FY [of
7,330,505,340.29] a sum of 3,070,312.40 to appropriate it to the legal reserve, 1,045,739,564.40 it notes that the distributable income, after allocation of EUR 3,070,312.40 to the legal reserve and considering the credit retained earnings of EUR
8,512,649,858.16, is of EUR 15,840,084,886.05; receive a net dividend of EUR 1.30 per share, and will entitle to the 40%
deduction provided by the French Tax Code; this dividend will be paid on 03 JUN 2008; and authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities in the event that the Company would hold some of its own shares on such date, so that the amount of the unpaid dividend on such shares be allocated to the retained earnings; as required by law, it is reminded that for the last 3 FYs, the dividends paid, were as follows: EUR 048 for FY 2004 entitled to the 50% deduction
provided by the French Tax Code EUR 1.00 for FY 2005, entitled to the 40% deduction provide
				Management	For	For
O.4	Receive the special report of the Auditors on agreements governed by Article L.225.38 of the French Commercial Code, approve the agreements entered into and authorized during previous FYs			Management	For	For
O.5	Receive the special report of the Auditors on agreements governed by Article L.225.42 of the French Commercial Code, and approve the agreement in favor of Mr. Didier Lombard			Management	For	For
O.6
Authorize the Board of Directors to buy back the Company's
shares on the open market, subject to the conditions described below: maximum purchase price: EUR 40.00, maximum number
of shares to be acquired: 10% of the share capital, i.e.
261,434,891 shares on 31 DEC 2008, maximum funds invested in the share buybacks: EUR 10,457,395,644.00; the number of
shares acquired by the Company with a view to their retention or their subsequent delivery in payment or exchange as part of a merger, divestment or capital contribution cannot exceed 5% of its capital; to cancel, effective immediately, for the unused portion thereof, the authority granted by resolution NR. 5 of the combined shareholders' meeting of 21 MAY 2007; to take all necessary
measures and accomplish all necessary formalities[Authority
expires at the end of 18 month period]
				Management	For	For

O.7	Ratify the cooptation of Mr. Charles Henri Filippi as a Director, to replace Mr. Stephane Richard who resigned			Management	For	For
O.8	Ratify the cooptation of Mr. Jose Luis Duran as a Director, to replace Mr. Arnaud Lagardere who resigned			Management	For	For
O.9	Appoint Mr. Charles Henri Filippi as a Direector, for the term of office period set forth in Article Nr. 13 of the By-Laws year			Management	For	For
O.10	Appoint Mr. Jose Luis Duran as a Director, for the term of office period set forth in Article Nr. 13 of the By-laws year period			Management	For	For
O.11	Approve to award total annual fees of EUR 600,000.00 to the Members of the Board of Directors			Management	For	For
E.12	Amend the Article Nr. 13 of the By-Laws			Management	For	For
E.13
Authorize the Board of Directors to increase on one or more
occasions, in France or abroad, the share capital to a maximum nominal amount of EUR 80,000,000.00, by issuance, with
cancellation of preferential subscription rights, of ordinary shares to be subscribed wither in cash or by the offsetting of debts; this amount shall count against the ceiling set forth in Resolution Nr.
17 of the combined shareholders' meeting of 21 MAY 2007; to
cancel the shareholders' preferential subscription rights in favor of the holders of options giving the right to subscribe for shares or, of shares of Orange Sa, having signed a liquidity contract with the
Company; to cancel effective immediately, for the unused portion thereof, the authority granted by resolution Nr. 5 of the combined shareholders' meeting of 21 MAY 2007;to take all necessary
measures and accomplish all necessary formalities[Authority
expires at the end of 18 month period]
				Management	For	For
E.14
Authorize the Board of Directors to increase on one or more
occasions, in France or abroad, the share capital to a maximum nominal amount of EUR 1,000,000.00 by issuance, with
cancellation of preferential subscription rights, and allocation free of charge, of liquidity instruments options [ILO]: warrants giving the right to be paid in cash and, or to ordinary existing shares and, or to be issued; this amount shall count against the overall value set forth in Resolution Nr. 16 of the combined shareholders'
meeting of 21 MAY 2007; to cancel, effective immediately, for the unused portion thereof, the authority granted by Resolution Nr. 16 of the combined shareholders' meeting of 21 MAY 2007 to cancel the shareholders' preferential subscription rights in favour of holders of options giving right to subscribe to shares of orange
S.A having signed a liquidity contract with the Company and to take all necessary measures and accomplish all necessary
formalities[Authority expires at the end of 18 month period]
				Management	For	For
E.15
Authorize the Board of Directors to increase the share capital, on one or more occasions, at its sole discretion, by way of issuing ordinary shares or securities, in favor of employees and former employees who are Members of a savings plan of the Group
France Telecom or by the allocation free of charge, of ordinary existing or future shares of the Company; the ceiling of the nominal amount of capital increase of France Telecom resulting from the issues carried out by virtue of the present delegation is set at EUR 500,000,000.00 [ this ceiling is different from the ceilings of capital increase carried out by way of issuing ordinary shares or securities authorized by resolutions Nr. 8 to 14 of the combined shareholders' meeting of 21 MAY 2007 and the
previous resolutions Nr. 13 and 14; the ceiling of the nominal amount of capital increases of France Telecom resulting from the issues carried out by virtue of the present delegation, by
capitalizing reserves, profits or premiums is set at EUR
500,000,000.00 [this
				Management	For	For

E.16
Authorize the Board of Directors to reduce the share capital, on one or more occasions and at its sole discretion, by canceling all or part of the shares held by the Company in connection with a stock repurchase plan, up to a maximum of 10% of the share
capital over a 24 month period; Approve to cancel, effective immediately, for the unused portion thereof, the authority granted by resolution Nr. 22 of the combined shareholders' meeting of 21
MAY 2007 [Authority expires at the end of 18 month period]
				Management	For	For
E.17	Grant full powers to the bearer of an original, a copy or extract of the minutes of this meeting to carry out all filings, publications and other formalities prescribed By Law			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	621472	48158	13-May-2008	13-May-2008

HYPO REAL ESTATE HOLDING AG, MUENCHEN
Security	D3449E108			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	27-May-2008
ISIN	DE0008027707			Agenda		701551598 - Management
Item	Proposal			Type	Vote	For/Against Management

AS A CONDITION OF VOTING, GERMAN MARKET
REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
THAT WE-MAY LODGE YOUR INSTRUCTIONS
ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL.
THANK YOU
Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS
MEETING IS 06 MAY 2008 , WHEREA-S THE MEETING HAS
BEEN SETUP USING THE ACTUAL RECORD DATE - 1
BUSINESS DAY. TH-IS IS DONE TO ENSURE THAT ALL
POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
G-ERMAN LAW. THANK YOU
Non-Voting
1.
Presentation of the financial statements and annual report for the
2007 FY wit-h the report of the Supervisory Board, the group financial statements and annu-al report, and the report pursuant to
Sections 289[4] and 315[4] of the German-Commercial Code
Non-Voting
2.
Resolution on the appropriation of the distributable profit of EUR
240,743,415.36 as follows: payment of a dividend of EUR 0.50 per share EUR 140,000,000 shall be allocated to the revenue
reserves EUR 189,284.36 shall be carried forward ex-dividend and payable date: 28 MAY 2008
				Management	For	For
3.	Ratification of the Acts of the Board of Managing Directors			Management	Abstain	Against
4.	Ratification of the Acts of the Supervisory Board			Management	Abstain	Against
5.	Approval of amendments to the Articles of Association arising from the acquisition of the DEPFA Group, including the increase of the size of the Supervisory Board from 6 to 12 Members			Management	For	For
6.a	Elect Mr. Francesco Ago to the Supervisory Board			Management	For	For
6.b	Elect Mr. Johan van der Ende to the Supervisory Board			Management	For	For
6.c	Elect Mr. Gerhard Casper to the Supervisory Board			Management	For	For
6.d	Elect Mr. Thomas M. Kolbeck to the Supervisory Board			Management	For	For
6.e	Elect Mr. Maurice O. Connell to the Supervisory Board			Management	For	For
6.f	Elect Mr. Hans Tietmeyer to the Supervisory Board			Management	For	For
7.	Approval of an amendment to the Articles of Association in respect of the shareholders; meeting Chairman possibly being someone other than the Supervisory Board Chairman or Deputy Chairman			Management	For	For
8.
Resolution on the creation of new authorized capital I, and the correspond amendments to the Articles of Association the Board of Managing Directors shall be authorized, with the consent of the
Supervisory Board, to increase the share capital by up to EUR
180,000,000 through the issue of up to 60,000,000 new bearer shares against cash payment, on or before 27 MAY 2010;
shareholders. subscription rights may be excluded for residual amounts and insofar as subscription rights are granted to holders of conversion or option rights
				Management	Against	Against
9.
Resolution on the creation of new authorized capital II, and the correspond amendments to the Articles of Association the Board of Managing Directors shall be authorized, with the consent of the
Supervisory Board, to increase the share capital by up to EUR
60,000,000 throught he issue of up to 20,000,000 new bearer
shares against cash payment, on or before 27 MAY 2010;
shareholders subscription rights may be excluded for the issue of shares at a price not materially below their market price, for residual a mounts, and insofar as rights are granted to holders of conversion or option rights
				Management	Against	Against

10.
Authorization to acquire own shares the Company shall be
authorized to acquire own shares of up to 10% of its share capital, at prices not deviating more than 10% from the market price of the shares, on or before 26 NOV 2009; the acquired shares may be sold at a price not materially below their market price, used for the fulfillment of option and conversion rights, or retired
				Management	For	For
11.
Resolution on the authorization to issue bonds or profit-sharing rights [part I], the creation of contingent capital, and the correspond amendments to the Articles of Association the Board of Managing Directors shall be authorized, with the consent of the
Supervisory Board, to issue bonds or profit-sharing rights possibly conferring a conversion or option right for new shares of the
Company, on or before 27 MAY 2010 the total nominal value of securities issued including those authorized pursuant to item12 -
shall not exceed EUR 2,000,000,000; shareholders shall be
granted subscription rights, except for the issue of securities at a price not materially below their theoretical market value, for the issue of securities not conveying a conversion or option right but with bond-like features, for residual amounts, and in so far as subscription rights are granted to holders of conversion or opt ion rights; the Company's share capital shall be increased by up to
EUR 60,000,000 through the issue of up to 20,000,000 n
				Management	Against	Against
12.
Resolution on the authorization to issue bonds or profit-sharing rights [part II], the creation of contingent capital, and the correspond amendments to the Articles of Association the Board of Managing Directors shall be authorized, with the consent of the
Supervisory Board, to issue bonds or profit-sharing rights possibly conferring a conversion or option right for new shares of the
Company, on or before 27 MAY 2010 the total nominal value of securities issued including those authorized pursuant to item 11 -
shall not exceed EUR 2,000,000,000 shareholders shall be
granted subscription rights, except for the issue of securities at a price not materially below their theoretical market value, for the issue of securities not conveying a conversion or option right but with bond-like features, for residual amounts, and in so far as subscription rights are granted to holders of conversion or opt ion rights the Company's share capital shall be increased by up to
EUR 60,000,000 through the issue of up to 20,000,000 n
				Management	Against	Against
13.
Approval of the profit transfer agreement with DEPFA Deutsche
Pfan Dbriefbank AG Pursuant to the agreement, DEPFA Deutsche
Pfandbriefbank AG, a subsidiary of the Company with no outside shareholders, shall transfer its entire profits to the Company for an initial period of 5 years
				Management	For	For
14.	Appointment of Auditors for the 2008 FY: KPMG, Berlin/Frankfurt			Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS
MEETING. A LINK TO THE COUNTER P-ROPOSAL
INFORMATION IS AVAILABLE IN THE MATERIAL URL
SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON
THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING
ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS
MEETING.
Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE
OF NAME OF THE CANDIDATE TO-SUPERVISORY BOARD IN
RESOLUTION NUMBER 6B. IF YOU HAVE ALREADY SENT IN
YOUR VO-TES, PLEASE DO NOT RETURN THIS PROXY
FORM UNLESS YOU DECIDE TO AMEND YOUR ORIG-INAL
INSTRUCTIONS. THANK YOU
Non-Voting
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	3729	70846	13-May-2008	13-May-2008

HSBC HOLDINGS PLC, LONDON
Security	G4634U169			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	30-May-2008
ISIN	GB0005405286			Agenda		701520454 - Management
Item	Proposal			Type	Vote	For/Against Management
1.	Receive the annual accounts and reports of the Directors and of the Auditors for the 2007			Management	For	For
2.	Approve the Directors' remuneration report for 2007			Management	For	For
3.1	Re-elect Mr. S .A. Catz as a Director			Management	For	For
3.2	Re-elect Mr. V. H. C. Cheng as a Director			Management	For	For
3.3	Re-elect Mr. J. D. Coombe as a Director			Management	For	For
3.4	Re-elect Mr. J. L .Duran as a Director			Management	For	For
3.5	Re-elect Mr. D. J. Flint as a Director			Management	For	For
3.6	Re-elect Mr. A. A. Flockhart as a Director			Management	For	For
3.7	Re-elect Mr. W. K .L .Fung as a Director			Management	For	For
3.8	Re-elect Mr. S. T. Gulliver as a Director			Management	For	For
3.9	Re-elect Mr. J .W .J. Hughes-Hallett as a Director			Management	For	For
3.10	Re-elect Mr. W. S. H. Laidlaw as a Director			Management	For	For
3.11	Re-elect Mr. N. R. N. Murthy as a Director			Management	For	For
3.12	Re-elect Mr. S. W. Newton as a Director			Management	For	For
4.	Re-appoint KPMG Audit Plc as the Auditor at remuneration to be determined by the Group Audit Committee			Management	For	For
5.	Authorize the Directors to allot shares			Management	For	For
S.6	Approve to disapply the pre-emption rights			Management	For	For
7.	Authorize the Company to purchase its own ordinary shares			Management	For	For
S.8	Approve to alter the Article of Association			Management	For	For
S.9	Approve to alter the Article of Association with effect from 01 OCT 2008			Management	For	For
10.	Amend the rules for the HSBC Share Plan			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	939308	0	20-May-2008	20-May-2008

ALCATEL-LUCENT, PARIS
Security	F0191J101			Meeting Type	MIX
Ticker Symbol				Meeting Date	30-May-2008
ISIN	FR0000130007			Agenda		701577403 - Management
Item	Proposal			Type	Vote	For/Against Management

French Resident Shareowners must complete, sign and forward
the Proxy Card dir-ectly to the sub custodian. Please contact your
Client Service Representative-to obtain the necessary card,
account details and directions.   The following-applies to Non-
Resident Shareowners:   Proxy Cards: Voting instructions will b-e
forwarded to the Global Custodians that have become Registered
Intermediarie-s, on the Vote Deadline Date. In capacity as
Registered Intermediary, the Glob-al Custodian will sign the Proxy
Card and forward to the local custodian. If y-ou are unsure
whether your Global Custodian acts as Registered Intermediary,
p-lease contact your representative.
Non-Voting
O.1	Approval of the financial statements for the fiscal year ended 31 December 2007.			Management	For	For
O.2	Approval of the consolidated financial statements for the fiscal year ended 31 December 2007.			Management	For	For
O.3	Approve the results for the fiscal year - Appropriation.			Management	For	For
O.4	Appointment of Mr. Jean-Pierre Desbois in his capacity as "Censeur".			Management	For	For
O.5	Appointment of Mr. Patrick Hauptmann in his capacity as "Censeur".			Management	For	For
O.6	Approval of related party agreements entered into or which remain in force.			Management	For	For
O.7	Compliance implementation obligations of the company under provisions of Article L. 225-42-1 of the French Commercial Code.			Management	For	For
O.8	Authorize the Board of Dirctors to allow the company to purchase and sell its own shares.			Management	For	For
E.9	Authorize the Board of Directors to reduce the share capital of the company by cancellation of the treasury shares.			Management	For	For
E.10	Authorize the Board of Directors to proceed with bonus issues of existing company shares or of shares of the company to be issued.			Management	For	For
E.11	Authorize the Board of Directors to grant options to subscribe for or purchase shares of the company.			Management	For	For
E.12
Approve the delegation of authority granted to the board of
directors to decide on the disposal or increase of share capital by the issuance of shares reserved to the participants in a company savings plan.
				Management	For	For
E.13	Approve the amendments to the company's bylaws - removal of the qualified majority rule mentioned in Article 17, amendments consequently to Articles 15, 18 and updated of Article 12.			Management	For	For
E.14	Grant full powers to the bearer of an original a copy or extract of the minutes of this meeting to carry out all filings, publications and other formalities prescribed by law.			Management	For	For
E.15	Approve the amendments or new resolutions proposed at the meeting.			Management	Against	Against

REGARDING RESOLUTION E.15 - IF YOU CAST YOUR VOTE
IN FAVOR OF THIS RESOLUTION-YOU ARE GIVING
DISCRETION TO THE CHAIRMAN OF THE MEETING TO VOTE
FOR OR AGAINS-T ANY AMENDMENTS OR NEW
RESOLUTIONS THAT MAY BE PROPOSED.  IF YOU CAST
YOUR VO-TE AGAINST THIS RESOLUTION YOU ARE
ABSTAINING FROM VOTING ON ANY AMENDMENTS OR-NEW
RESOLUTIONS THAT MAY BE PROPOSED WHICH IS
EQUIVALENT TO A VOTE AGAINST.
Non-Voting

Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	671929	2359471	19-May-2008	19-May-2008

WM MORRISON SUPERMARKETS PLC, BRADFORD
Security	G62748119			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	05-Jun-2008
ISIN	GB0006043169			Agenda		701570497 - Management
Item	Proposal			Type	Vote	For/Against Management
1.	Receive the Directors report and the audited financial statement for the 52 weeks ended 03 FEB 2008			Management	For	For
2.	Approve the Directors' remuneration report for the 52 weeks ended 03 FEB 2008			Management	For	For
3.	Declare a final dividend			Management	For	For
4.	Re-elect Sir Ian Gibson			Management	For	For
5.	Re-elect Mr. Richard Pennycook			Management	For	For
6.	Re-elect Mr. Mark Gunter			Management	For	For
7.	Re-appoint KPMG Audit Plc as the Auditors of the Company and authorize the Directors to fix their remuneration			Management	For	For
S.8	Authorize the Directors to make market purchases of the Company's shares			Management	For	For
9.	Authorize the Directors to allot securities			Management	For	For
S.10	Authorize the Directors to allot securities otherwise than in accordance with Section 89 of the Companies Act			Management	For	For
S.11	Amend the Articles of the Association			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	3170311	0	27-May-2008	27-May-2008

HITACHI,LTD.
Security	J20454112			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	20-Jun-2008
ISIN	JP3788600009			Agenda		701598089 - Management
Item	Proposal			Type	Vote	For/Against Management
	Please reference meeting materials.			Non-Voting
1.1	Appoint a Director			Management	Against	Against
1.2	Appoint a Director			Management	Against	Against
1.3	Appoint a Director			Management	Against	Against
1.4	Appoint a Director			Management	Against	Against
1.5	Appoint a Director			Management	Against	Against
1.6	Appoint a Director			Management	For	For
1.7	Appoint a Director			Management	For	For
1.8	Appoint a Director			Management	Against	Against
1.9	Appoint a Director			Management	For	For
1.10	Appoint a Director			Management	Against	Against
1.11	Appoint a Director			Management	Against	Against
1.12	Appoint a Director			Management	Against	Against
1.13	Appoint a Director			Management	Against	Against
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	2124878	884922	10-Jun-2008	10-Jun-2008

SONY CORPORATION
Security	J76379106			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	20-Jun-2008
ISIN	JP3435000009			Agenda		701603626 - Management
Item	Proposal			Type	Vote	For/Against Management
	Please reference meeting materials.			Non-Voting
1.1	To elect a Director			Management	For	For
1.2	To elect a Director			Management	For	For
1.3	To elect a Director			Management	For	For
1.4	To elect a Director			Management	For	For
1.5	To elect a Director			Management	For	For
1.6	To elect a Director			Management	For	For
1.7	To elect a Director			Management	For	For
1.8	To elect a Director			Management	For	For
1.9	To elect a Director			Management	For	For
1.10	To elect a Director			Management	For	For
1.11	To elect a Director			Management	For	For
1.12	To elect a Director			Management	For	For
1.13	To elect a Director			Management	For	For
1.14	To elect a Director			Management	For	For
1.15	To elect a Director			Management	For	For
2.	To issue Stock Acquisition Rights for the purpose of granting stock options			Management	For	For
3.	Shareholders' Proposal : To amend the Articles of Incorporation with respect to disclosure to shareholders regarding remuneration paid to each Director			Shareholder	Against	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	90876	132924	09-Jun-2008	09-Jun-2008

NEC CORPORATION
Security	J48818124			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	23-Jun-2008
ISIN	JP3733000008			Agenda		701603486 - Management
Item	Proposal			Type	Vote	For/Against Management
	Please reference meeting materials.			Non-Voting
1.1	Appoint a Director			Management	Against	Against
1.2	Appoint a Director			Management	Against	Against
1.3	Appoint a Director			Management	Against	Against
1.4	Appoint a Director			Management	Against	Against
1.5	Appoint a Director			Management	Against	Against
1.6	Appoint a Director			Management	Against	Against
1.7	Appoint a Director			Management	Against	Against
1.8	Appoint a Director			Management	Against	Against
1.9	Appoint a Director			Management	Against	Against
1.10	Appoint a Director			Management	Against	Against
1.11	Appoint a Director			Management	Against	Against
1.12	Appoint a Director			Management	Against	Against
1.13	Appoint a Director			Management	Against	Against
1.14	Appoint a Director			Management	Against	Against
1.15	Appoint a Director			Management	Against	Against
2.	Appoint a Corporate Auditor			Management	Against	Against
3.	Appoint Accounting Auditors			Management	For	For
4.	Approve Payment of Bonuses to Directors			Management	For	For
5.	Amend the Compensation to be received by Corporate Auditors			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	1393000	275000	11-Jun-2008	11-Jun-2008

MILLEA HOLDINGS,INC.
Security	J4276P103			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	23-Jun-2008
ISIN	JP3910660004			Agenda		701608284 - Management
Item	Proposal			Type	Vote	For/Against Management
	Please reference meeting materials.			Non-Voting
1.	Approve Appropriation of Retained Earnings			Management	For	For
2.	Amend the Articles of Incorporation			Management	For	For
3.1	Appoint a Director			Management	Against	Against
3.2	Appoint a Director			Management	Against	Against
3.3	Appoint a Director			Management	Against	Against
3.4	Appoint a Director			Management	Against	Against
3.5	Appoint a Director			Management	Against	Against
3.6	Appoint a Director			Management	Against	Against
3.7	Appoint a Director			Management	Against	Against
3.8	Appoint a Director			Management	Against	Against
3.9	Appoint a Director			Management	Against	Against
3.10	Appoint a Director			Management	Against	Against
3.11	Appoint a Director			Management	Against	Against
3.12	Appoint a Director			Management	Against	Against
3.13	Appoint a Director			Management	Against	Against
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	458300	0	10-Jun-2008	10-Jun-2008

ASTELLAS PHARMA INC.
Security	J03393105			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	24-Jun-2008
ISIN	JP3942400007			Agenda		701603462 - Management
Item	Proposal			Type	Vote	For/Against Management
	Please reference meeting materials.			Non-Voting
1.	Approve Appropriation of Retained Earnings			Management	For	For
2.1	Appoint a Director			Management	For	For
2.2	Appoint a Director			Management	For	For
3.	Appoint a Corporate Auditor			Management	For	For
4.	Approve Payment of Bonuses to Corporate Officers			Management	For	For
5.	Provision of Remuneration to Directors of the Board as a Group for Stock Option Scheme as Stock-Linked Compensation Plan			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	125500	0	10-Jun-2008	10-Jun-2008

AIFUL CORPORATION
Security	J00557108			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	24-Jun-2008
ISIN	JP3105040004			Agenda		701608020 - Management
Item	Proposal			Type	Vote	For/Against Management
	Please reference meeting materials.			Non-Voting
1.1	Appoint a Director			Management	Against	Against
1.2	Appoint a Director			Management	Against	Against
1.3	Appoint a Director			Management	Against	Against
1.4	Appoint a Director			Management	Against	Against
1.5	Appoint a Director			Management	Against	Against
1.6	Appoint a Director			Management	Against	Against
1.7	Appoint a Director			Management	Against	Against
1.8	Appoint a Director			Management	Against	Against
1.9	Appoint a Director			Management	Against	Against
1.10	Appoint a Director			Management	Against	Against
2.	Appoint a Corporate Auditor			Management	Against	Against
3.	Appoint a Substitute Corporate Auditor			Management	For	For
4.	Appoint Accounting Auditors			Management	For	For
5.	Approve Retirement Allowance for Retiring Corporate Officers, and Payment of Accrued Benefits associated with Abolition of Retirement Benefit System for Current Corporate Officers			Management	Against	Against
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	26919	510581	04-Jun-2008	04-Jun-2008

NIPPON TELEGRAPH AND TELEPHONE CORPORATION
Security	J59396101			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	25-Jun-2008
ISIN	JP3735400008			Agenda		701608068 - Management
Item	Proposal			Type	Vote	For/Against Management
1.	Approve Appropriation of Retained Earnings			Management	For	For
2.	Amend the Articles of Incorporation			Management	Against	Against
3.1	Appoint a Director			Management	Against	Against
3.2	Appoint a Director			Management	Against	Against
3.3	Appoint a Director			Management	Against	Against
3.4	Appoint a Director			Management	Against	Against
3.5	Appoint a Director			Management	Against	Against
3.6	Appoint a Director			Management	Against	Against
3.7	Appoint a Director			Management	Against	Against
3.8	Appoint a Director			Management	Against	Against
3.9	Appoint a Director			Management	Against	Against
3.10	Appoint a Director			Management	Against	Against
3.11	Appoint a Director			Management	For	For
3.12	Appoint a Director			Management	For	For
4.1	Appoint a Corporate Auditor			Management	For	For
4.2	Appoint a Corporate Auditor			Management	Against	Against
4.3	Appoint a Corporate Auditor			Management	Against	Against
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	6828	0	12-Jun-2008	12-Jun-2008

MIZUHO FINANCIAL GROUP,INC.
Security	J4599L102			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	26-Jun-2008
ISIN	JP3885780001			Agenda		701607927 - Management
Item	Proposal			Type	Vote	For/Against Management
	Please reference meeting materials.			Non-Voting
1.	Approve Appropriation of Retained Earnings			Management	For	For
2.	Allotment of shares or fractions of a share without consideration			Management	For	For
3.	Amend the Articles of Incorporation			Management	For	For
4.1	Appoint a Director			Management	Against	Against
4.2	Appoint a Director			Management	Against	Against
5.1	Appoint a Corporate Auditor			Management	Against	Against
5.2	Appoint a Corporate Auditor			Management	For	For
6.	Revision of the remuneration of Directors and Corporate Auditors, and determination of the amount and specific details of stock option remuneration			Management	For	For
7.	Approve Retirement Allowance for Retiring Corporate Officers, and Payment of Accrued Benefits associated with Abolition of Retirement Benefit System for Current Corporate Officers			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	237	4293	10-Jun-2008	10-Jun-2008

TAKEDA PHARMACEUTICAL COMPANY LIMITED
Security	J8129E108			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	26-Jun-2008
ISIN	JP3463000004			Agenda		701610380 - Management
Item	Proposal			Type	Vote	For/Against Management
	Please reference meeting materials.			Non-Voting
1.	Approve Appropriation of Retained Earnings			Management	For	For
2.1	Appoint a Director			Management	Against	Against
2.2	Appoint a Director			Management	Against	Against
2.3	Appoint a Director			Management	Against	Against
2.4	Appoint a Director			Management	Against	Against
2.5	Appoint a Director			Management	Against	Against
2.6	Appoint a Director			Management	Against	Against
2.7	Appoint a Director			Management	Against	Against
3.1	Appoint a Corporate Auditor			Management	Against	Against
3.2	Appoint a Corporate Auditor			Management	For	For
4.	Approve Payment of Bonuses to Corporate Officers			Management	Against	Against
5.	Approve Retirement Allowance for Retiring Corporate Officers, and Payment of Accrued Benefits associated with Abolition of Retirement Benefit System for Current Corporate Officers			Management	Against	Against
6.	Amend the Compensation to be received by Corporate Auditors			Management	For	For
7.	Approve Details of Compensation as Stock Options for Directors			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	104700	19100	16-Jun-2008	16-Jun-2008

THE SAN-IN GODO BANK,LTD.
Security	J67220103			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	26-Jun-2008
ISIN	JP3324000003			Agenda		701627804 - Management
Item	Proposal			Type	Vote	For/Against Management
1	Approve Appropriation of Profits			Management	For	For
2	Amend Articles to: Approve Minor Revisions Related to the New Commercial Code, Increase Auditors Board Size to 5			Management	For	For
3.1	Appoint a Director			Management	Against	Against
3.2	Appoint a Director			Management	Against	Against
3.3	Appoint a Director			Management	Against	Against
3.4	Appoint a Director			Management	Against	Against
3.5	Appoint a Director			Management	Against	Against
3.6	Appoint a Director			Management	Against	Against
3.7	Appoint a Director			Management	Against	Against
3.8	Appoint a Director			Management	Against	Against
3.9	Appoint a Director			Management	Against	Against
3.10	Appoint a Director			Management	For	For
3.11	Appoint a Director			Management	For	For
3.12	Appoint a Director			Management	Against	Against
3.13	Appoint a Director			Management	Against	Against
3.14	Appoint a Director			Management	Against	Against
3.15	Appoint a Director			Management	Against	Against
3.16	Appoint a Director			Management	Against	Against
3.17	Appoint a Director			Management	Against	Against
4	Appoint a Corporate Auditor			Management	Against	Against
5	Approve Payment of Bonuses to Directors and Corporate Auditors			Management	Against	Against
6	Approve Retirement Allowance for Retiring Corporate Officers, and Payment of Accrued Benefits associated with Abolition of Retirement Benefit System for Current Corporate Officers			Management	Against	Against
7	Amend the Compensation to be Received by Corporate Officers			Management	For	For
8	Approve Details of Compensation as Stock Options for Corporate Officers			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	116000	0	16-Jun-2008	16-Jun-2008

ROHM COMPANY LIMITED
Security	J65328122			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	27-Jun-2008
ISIN	JP3982800009			Agenda		701601329 - Management
Item	Proposal			Type	Vote	For/Against Management
	Please reference meeting materials.			Non-Voting
1.	Approve Appropriation of Retained Earnings			Management	For	For
2.	Amend the Articles of Incorporation			Management	For	For
3.	Appoint a Director			Management	For	For
4.1	Appoint a Corporate Auditor			Management	For	For
4.2	Appoint a Corporate Auditor			Management	Against	Against
4.3	Appoint a Corporate Auditor			Management	Against	Against
4.4	Appoint a Corporate Auditor			Management	For	For
4.5	Appoint a Corporate Auditor			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	157792	13608	18-Jun-2008	18-Jun-2008

DAIICHI SANKYO COMPANY,LIMITED
Security	J11257102			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	27-Jun-2008
ISIN	JP3475350009			Agenda		701607763 - Management
Item	Proposal			Type	Vote	For/Against Management
	Please reference meeting materials.			Non-Voting
1.	Approve Appropriation of Retained Earnings			Management	For	For
2.1	Appoint a Director			Management	Against	Against
2.2	Appoint a Director			Management	Against	Against
2.3	Appoint a Director			Management	Against	Against
2.4	Appoint a Director			Management	Against	Against
2.5	Appoint a Director			Management	Against	Against
2.6	Appoint a Director			Management	Against	Against
2.7	Appoint a Director			Management	For	For
2.8	Appoint a Director			Management	Against	Against
2.9	Appoint a Director			Management	For	For
2.10	Appoint a Director			Management	For	For
3.	Approve Payment of Bonuses to Directors			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	227602	0	17-Jun-2008	17-Jun-2008

THE 77 BANK,LTD.
Security	J71348106			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	27-Jun-2008
ISIN	JP3352000008			Agenda		701608397 - Management
Item	Proposal			Type	Vote	For/Against Management
	Please reference meeting materials.			Non-Voting
1.	Approve Appropriation of Retained Earnings			Management	For	For
2.1	Appoint a Director			Management	Against	Against
2.2	Appoint a Director			Management	Against	Against
2.3	Appoint a Director			Management	Against	Against
2.4	Appoint a Director			Management	Against	Against
2.5	Appoint a Director			Management	Against	Against
2.6	Appoint a Director			Management	Against	Against
2.7	Appoint a Director			Management	Against	Against
2.8	Appoint a Director			Management	Against	Against
2.9	Appoint a Director			Management	Against	Against
2.10	Appoint a Director			Management	Against	Against
2.11	Appoint a Director			Management	Against	Against
2.12	Appoint a Director			Management	Against	Against
2.13	Appoint a Director			Management	Against	Against
2.14	Appoint a Director			Management	Against	Against
2.15	Appoint a Director			Management	Against	Against
2.16	Appoint a Director			Management	Against	Against
3.1	Appoint a Corporate Auditor			Management	Against	Against
3.2	Appoint a Corporate Auditor			Management	Against	Against
3.3	Appoint a Corporate Auditor			Management	For	For
4.	Approve Provision of Retirement Allowance for Retiring Corporate Officers			Management	Against	Against
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	246000	0	12-Jun-2008	12-Jun-2008

FUJIFILM HOLDINGS CORPORATION
Security	J14208102			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	27-Jun-2008
ISIN	JP3814000000			Agenda		701610669 - Management
Item	Proposal			Type	Vote	For/Against Management
	Please reference meeting materials.			Non-Voting
1.	Approve Appropriation of Retained Earnings			Management	For	For
2.1	Appoint a Director			Management	Against	Against
2.2	Appoint a Director			Management	Against	Against
2.3	Appoint a Director			Management	Against	Against
2.4	Appoint a Director			Management	Against	Against
2.5	Appoint a Director			Management	Against	Against
2.6	Appoint a Director			Management	Against	Against
2.7	Appoint a Director			Management	Against	Against
3.1	Appoint a Corporate Auditor			Management	Against	Against
3.2	Appoint a Corporate Auditor			Management	Against	Against
4.	Approve Provision of Retirement Allowance for Retiring Directors			Management	For	For
5.	Approve Provision of Retirement Allowance for Retiring Corporate Auditors			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	170200	0	17-Jun-2008	17-Jun-2008

CHUO MITSUI TRUST HOLDINGS,INC.
Security	J0752J108			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	27-Jun-2008
ISIN	JP3892100003			Agenda		701613348 - Management
Item	Proposal			Type	Vote	For/Against Management
	Please reference meeting materials.			Non-Voting
1.	Approve Appropriation of Retained Earnings			Management	For	For
2.	Approve Reduction of Legal Reserve			Management	For	For
3.	Amend the Articles of Incorporation			Management	For	For
4.1	Appoint a Director			Management	Against	Against
4.2	Appoint a Director			Management	Against	Against
4.3	Appoint a Director			Management	Against	Against
4.4	Appoint a Director			Management	Against	Against
4.5	Appoint a Director			Management	Against	Against
4.6	Appoint a Director			Management	Against	Against
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	1040000	0	16-Jun-2008	16-Jun-2008

TDK CORPORATION
Security	J82141136			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	27-Jun-2008
ISIN	JP3538800008			Agenda		701615493 - Management
Item	Proposal			Type	Vote	For/Against Management
	Please reference meeting materials.			Non-Voting
1.	Approve Appropriation of Retained Earnings			Management	For	For
2.	Issuance of Stock Acquisition Rights as Stock Option Scheme for Stock Compensation-Type Plan for Corporate Officers			Management	For	For
3.	Approve Issuance of Share Acquisition Rights as Stock Options			Management	For	For
4.1	Appoint a Director			Management	Against	Against
4.2	Appoint a Director			Management	Against	Against
4.3	Appoint a Director			Management	Against	Against
4.4	Appoint a Director			Management	Against	Against
4.5	Appoint a Director			Management	For	For
4.6	Appoint a Director			Management	Against	Against
4.7	Appoint a Director			Management	For	For
5.	Approve Payment of Bonuses to Directors			Management	For	For
6.	Approve Provision of Retirement Allowance for Retiring Directors			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	147400	0	17-Jun-2008	17-Jun-2008

DAI NIPPON PRINTING CO.,LTD.
Security	J10584100			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	27-Jun-2008
ISIN	JP3493800001			Agenda		701620204 - Management
Item	Proposal			Type	Vote	For/Against Management
	Please reference meeting materials.			Non-Voting
1.	Approve Appropriation of Retained Earnings			Management	For	For
2.	Amend the Articles of Incorporation			Management	Against	Against
3.1	Appoint a Director			Management	Against	Against
3.2	Appoint a Director			Management	Against	Against
3.3	Appoint a Director			Management	Against	Against
3.4	Appoint a Director			Management	Against	Against
3.5	Appoint a Director			Management	Against	Against
3.6	Appoint a Director			Management	Against	Against
3.7	Appoint a Director			Management	Against	Against
3.8	Appoint a Director			Management	Against	Against
3.9	Appoint a Director			Management	Against	Against
3.10	Appoint a Director			Management	Against	Against
3.11	Appoint a Director			Management	Against	Against
3.12	Appoint a Director			Management	Against	Against
3.13	Appoint a Director			Management	Against	Against
3.14	Appoint a Director			Management	Against	Against
3.15	Appoint a Director			Management	Against	Against
3.16	Appoint a Director			Management	Against	Against
3.17	Appoint a Director			Management	Against	Against
3.18	Appoint a Director			Management	Against	Against
3.19	Appoint a Director			Management	Against	Against
3.20	Appoint a Director			Management	Against	Against
3.21	Appoint a Director			Management	Against	Against
3.22	Appoint a Director			Management	Against	Against
3.23	Appoint a Director			Management	Against	Against
3.24	Appoint a Director			Management	Against	Against
3.25	Appoint a Director			Management	Against	Against
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	764433	119567	16-Jun-2008	16-Jun-2008

MITSUBISHI UFJ FINANCIAL GROUP,INC.
Security	J44497105			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	27-Jun-2008
ISIN	JP3902900004			Agenda		701620230 - Management
Item	Proposal			Type	Vote	For/Against Management
	Please reference meeting materials.			Non-Voting
1.	Approve Appropriation of Retained Earnings			Management	For	For
2.1	Appoint a Director			Management	Against	Against
2.2	Appoint a Director			Management	Against	Against
2.3	Appoint a Director			Management	Against	Against
2.4	Appoint a Director			Management	Against	Against
2.5	Appoint a Director			Management	Against	Against
2.6	Appoint a Director			Management	Against	Against
2.7	Appoint a Director			Management	Against	Against
2.8	Appoint a Director			Management	Against	Against
2.9	Appoint a Director			Management	Against	Against
2.10	Appoint a Director			Management	Against	Against
2.11	Appoint a Director			Management	Against	Against
2.12	Appoint a Director			Management	Against	Against
2.13	Appoint a Director			Management	Against	Against
2.14	Appoint a Director			Management	Against	Against
2.15	Appoint a Director			Management	For	For
2.16	Appoint a Director			Management	For	For
2.17	Appoint a Director			Management	For	For
3.	Establishment of the Amount of Remuneration, etc. to be Paid as Bonus to Directors			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	2456332	14668	12-Jun-2008	12-Jun-2008

SUMITOMO MITSUI FINANCIAL GROUP,INC.
Security	J7771X109			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	27-Jun-2008
ISIN	JP3890350006			Agenda		701620367 - Management
Item	Proposal			Type	Vote	For/Against Management
	Please reference meeting materials.			Non-Voting
1.	Approve Appropriation of Retained Earnings			Management	For	For
2.	Amend the Articles of Incorporation			Management	For	For
3.1	Appoint a Director			Management	Against	Against
3.2	Appoint a Director			Management	Against	Against
3.3	Appoint a Director			Management	Against	Against
3.4	Appoint a Director			Management	Against	Against
3.5	Appoint a Director			Management	For	For
4.1	Appoint a Corporate Auditor			Management	Against	Against
4.2	Appoint a Corporate Auditor			Management	Against	Against
5.	Approve Payment of Bonuses to Corporate Officers			Management	For	For
6.	Amend the Compensation to be received by Corporate Officers			Management	For	For
7.	Approve Provision of Retirement Allowance for Retiring Corporate Officers			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	146	2768	16-Jun-2008	16-Jun-2008

TAKEFUJI CORPORATION
Security	J81335101			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	27-Jun-2008
ISIN	JP3463200000			Agenda		701621597 - Management
Item	Proposal			Type	Vote	For/Against Management
1	Approve Appropriation of Retained Earnings			Management	For	For
2	Amend the Articles of Incorporation			Management	For	For
3.1	Appoint a Director			Management	Against	Against
3.2	Appoint a Director			Management	Against	Against
3.3	Appoint a Director			Management	Against	Against
3.4	Appoint a Director			Management	Against	Against
3.5	Appoint a Director			Management	Against	Against
3.6	Appoint a Director			Management	Against	Against
3.7	Appoint a Director			Management	Against	Against
3.8	Appoint a Director			Management	Against	Against
3.9	Appoint a Director			Management	Against	Against
3.10	Appoint a Director			Management	For	For
3.11	Appoint a Director			Management	Against	Against
3.12	Appoint a Director			Management	Against	Against
3.13	Appoint a Director			Management	Against	Against
4	Appoint a Substitute Corporate Auditor			Management	Against	Against
5	Approve Provision of Retirement Allowance for Directors			Management	Against	Against
6	Approve Details of Compensation as Stock Options for Directors			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	67490	318380	16-Jun-2008	16-Jun-2008

TAISHO PHARMACEUTICAL CO.,LTD.
Security	J79819108			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	27-Jun-2008
ISIN	JP3442800003			Agenda		701623008 - Management
Item	Proposal			Type	Vote	For/Against Management
1	Approve Appropriation of Profits			Management	For	For
2	Amend Articles to: Approve Minor Revisions			Management	Against	Against
3.1	Appoint a Director			Management	Against	Against
3.2	Appoint a Director			Management	Against	Against
3.3	Appoint a Director			Management	Against	Against
3.4	Appoint a Director			Management	Against	Against
3.5	Appoint a Director			Management	Against	Against
3.6	Appoint a Director			Management	Against	Against
4.1	Appoint a Corporate Auditor			Management	For	For
4.2	Appoint a Corporate Auditor			Management	Against	Against
5	Approve Provision of Retirement Allowance for Directors and Corporate Auditors			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	504000	0	16-Jun-2008	16-Jun-2008

ONO PHARMACEUTICAL CO.,LTD.
Security	J61546115			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	27-Jun-2008
ISIN	JP3197600004			Agenda		701627056 - Management
Item	Proposal			Type	Vote	For/Against Management
1	Approve Appropriation of Profits			Management	For	For
2	Amend Articles to: Allow Use of Electronic Systems for Public Notifications			Management	For	For
3.1	Appoint a Director			Management	Against	Against
3.2	Appoint a Director			Management	Against	Against
3.3	Appoint a Director			Management	Against	Against
3.4	Appoint a Director			Management	Against	Against
3.5	Appoint a Director			Management	Against	Against
3.6	Appoint a Director			Management	Against	Against
3.7	Appoint a Director			Management	Against	Against
3.8	Appoint a Director			Management	Against	Against
3.9	Appoint a Director			Management	Against	Against
3.10	Appoint a Director			Management	Against	Against
3.11	Appoint a Director			Management	Against	Against
4.1	Appoint a Corporate Auditor			Management	Against	Against
4.2	Appoint a Corporate Auditor			Management	Against	Against
5	Approve Payment of Bonuses to Directors and Corporate Auditors			Management	Against	Against
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	161600	0	13-Jun-2008	13-Jun-2008

THE AKITA BANK,LTD.
Security	J01092105			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	27-Jun-2008
ISIN	JP3107600003			Agenda		701628034 - Management
Item	Proposal			Type	Vote	For/Against Management
1	Approve Appropriation of Profits			Management	For	For
2	Amend Articles to: Allow Use of Electronic Systems for Public Notifications			Management	For	For
3.1	Appoint a Corporate Auditor			Management	Against	Against
3.2	Appoint a Corporate Auditor			Management	Against	Against
3.3	Appoint a Corporate Auditor			Management	Against	Against
3.4	Appoint a Corporate Auditor			Management	For	For
4	Approve Provision of Retirement Allowance for Corporate Auditors			Management	Against	Against
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	327000	0	16-Jun-2008	16-Jun-2008

YAMAGUCHI FINANCIAL GROUP,INC.
Security	J9579M103			Meeting Type		Annual General Meeting
Ticker Symbol				Meeting Date	27-Jun-2008
ISIN	JP3935300008			Agenda		701635673 - Management
Item	Proposal			Type	Vote	For/Against Management
1.1	Appoint a Director			Management	Against	Against
1.2	Appoint a Director			Management	Against	Against
1.3	Appoint a Director			Management	Against	Against
1.4	Appoint a Director			Management	Against	Against
1.5	Appoint a Director			Management	Against	Against
1.6	Appoint a Director			Management	Against	Against
1.7	Appoint a Director			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
2TB0		50P	418000	0	16-Jun-2008	16-Jun-2008

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title)*     /s/ Debra McGinty-Poteet
Debra McGinty-Poteet
President

Date     8/11/08
* Print the name and title of each signing officer under his or her signature.